UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Preferred Securities & Income ETF Fidelity® Preferred Securities & Income ETF : FPFD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 30	0.60%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$82,104,290
Number of Holdings	328
Portfolio Turnover	18%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 6.0
BBB - 26.0
BB - 26.3
B - 1.2
CCC,CC,C - 0.5
Equities - 34.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Preferred Securities - 40.0
Preferred Stocks - 34.3
Corporate Bonds - 20.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Canada - 6.3
Japan - 4.3
France - 1.7
United Kingdom - 1.6
Germany - 0.7
Ireland - 0.2
Netherlands - 0.1
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Energy Transfer LP	4.8
Bank of New York Mellon Corp/The	4.4
Citigroup Inc	3.5
Goldman Sachs Group Inc/The	3.2
Enbridge Inc	3.0
Bank of America Corp	2.2
PNC Financial Services Group Inc/The	1.8
JPMorgan Chase & Co	1.8
Nippon Life Insurance Co	1.7
NextEra Energy Capital Holdings Inc	1.5
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915477.101    6414-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Enhanced High Yield ETF Fidelity® Enhanced High Yield ETF : FDHY Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 18	0.35%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$518,929,771
Number of Holdings	316
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.0
BB - 42.0
B - 50.5
CCC,CC,C - 2.5
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 97.2
Preferred Securities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.6
Canada - 6.9
United Kingdom - 2.8
Australia - 2.1
Guatemala - 1.2
Italy - 1.2
Cameroon - 1.1
Denmark - 1.0
Indonesia - 0.9
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.5
Resorts World Las Vegas LLC / RWLV Capital Inc	1.5
AmeriGas Partners LP / AmeriGas Finance Corp	1.3
Allison Transmission Inc	1.3
Delek Logistics Partners LP / Delek Logistics Finance Corp	1.3
Rithm Capital Corp	1.2
DaVita Inc	1.2
Millicom International Cellular SA	1.2
CoreWeave Inc	1.2
1011778 BC ULC / New Red Finance Inc	1.1
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915457.101    3088-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® CLO ETF Fidelity® CLO ETF : FCLO Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® CLO ETF for the period February 10, 2026 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® CLO ETF A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$24,993,375
Number of Holdings	22
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.8
AA - 3.0
A - 4.0
BBB - 4.0
BB - 3.0
Not Rated - 24.4
Equities - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 53.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 40.2
CMOs and Other Mortgage Related Securities - 4.0
Fixed-Income Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 53.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 59.8
Grand Cayman (UK Overseas Ter) - 31.7
Bailiwick Of Jersey - 6.5
Bermuda - 2.0

TOP HOLDINGS (% of Fund's net assets)
Freddie Mac STACR REMIC Trust	4.0
Pstat	3.0
Midocean Credit Clo Xxii	2.5
Anchorage Capital CLO Ltd	2.5
OCP CLO Ltd	2.5
Galaxy Clo Ltd	2.5
Trestles CLO X Ltd	2.5
Fidelity AAA CLO ETF	2.2
Carlyle Us CLO Ltd	2.0
Fortress Credit Bsl VIII Ltd	2.0
25.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921392.100    9166-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable High Yield ETF Fidelity® Sustainable High Yield ETF : FSYD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 28	0.56%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$110,601,210
Number of Holdings	431
Portfolio Turnover	102%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 2.2
BB - 48.8
B - 27.8
CCC,CC,C - 14.9
D - 0.1
Not Rated - 2.9
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.9
Bank Loan Obligations - 6.3
Common Stocks - 0.5
Preferred Stocks - 0.5
Preferred Securities - 0.5
U.S. Treasury Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Canada - 1.9
France - 0.9
Switzerland - 0.9
Luxembourg - 0.6
Brazil - 0.6
Ghana - 0.3
South Africa - 0.3
Colombia - 0.3
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	2.4
Block Inc	2.4
CVS Health Corp	2.3
Hilton Domestic Operating Co Inc	2.3
Tenet Healthcare Corp	2.2
Whirlpool Corp	2.1
Level 3 Financing Inc	1.9
XPLR Infrastructure Operating Partners LP	1.7
Celanese US Holdings LLC	1.7
Post Holdings Inc	1.6
20.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915484.101    6508-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Enhanced High Yield ETF
Fidelity® Preferred Securities & Income ETF

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enhanced High Yield ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 97.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 2.1%
Materials - 2.1%
Chemicals - 0.3%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)	1,755,000	1,609,322
Metals & Mining - 1.8%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	1,260,000	1,220,758
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (d)	1,428,000	1,471,576
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (d)	750,000	785,604
Mineral Resources Ltd 7% 4/1/2031 (d)	1,490,000	1,567,495
Mineral Resources Ltd 8.5% 5/1/2030 (d)	4,129,000	4,271,520
		9,316,953
TOTAL AUSTRALIA		10,926,275
AUSTRIA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ams-OSRAM AG 12.25% 3/30/2029 (d)	1,350,000	1,438,241
BRAZIL - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Karoon USA Finance Inc 10.5% 5/14/2029 (d)	4,262,000	4,415,432
CAMEROON - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Golar LNG Ltd 7.5% 10/2/2030 (d)	5,604,000	5,611,397
CANADA - 6.9%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	2,750,000	2,640,844
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)	1,240,000	1,234,614
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	2,000,000	2,056,926
		5,932,384
Household Durables - 1.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)	3,200,000	3,007,718
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)	2,784,000	2,696,881
		5,704,599
TOTAL CONSUMER DISCRETIONARY		11,636,983
Energy - 1.3%
Energy Equipment & Services - 0.7%
Enerflex Inc 6.875% 1/15/2031 (d)	3,370,000	3,492,598
Oil, Gas & Consumable Fuels - 0.6%
Saturn Oil & Gas Inc 9.625% 6/15/2029 (d)	3,363,000	3,457,954
TOTAL ENERGY		6,950,552
Financials - 0.6%
Consumer Finance - 0.6%
goeasy Ltd 7.375% 10/1/2030 (d)	1,725,000	1,529,259
goeasy Ltd 9.25% 12/1/2028 (d)	1,575,000	1,558,275
TOTAL FINANCIALS		3,087,534
Industrials - 1.6%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (d)	935,000	985,250
Bombardier Inc 7.25% 7/1/2031 (d)	430,000	457,482
		1,442,732
Machinery - 1.3%
ATS Corp 4.125% 12/15/2028 (d)	1,918,000	1,874,097
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	4,465,000	4,819,615
		6,693,712
TOTAL INDUSTRIALS		8,136,444
Materials - 0.6%
Metals & Mining - 0.6%
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	1,000,000	1,063,586
Taseko Mines Ltd 8.25% 5/1/2030 (d)	1,880,000	1,990,232
TOTAL MATERIALS		3,053,818
Utilities - 0.6%
Electric Utilities - 0.4%
Emera Inc 6.75% 6/15/2076 (c)	2,050,000	2,060,264
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)	1,000,000	1,044,812
TOTAL UTILITIES		3,105,076
TOTAL CANADA		35,970,407
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC 7% 5/28/2030 (d)	700,000	723,261
DENMARK - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)	2,370,000	2,460,155
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)	2,350,000	2,493,855

TOTAL DENMARK		4,954,010
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Amer Sports Co 6.75% 2/16/2031 (d)	2,193,000	2,288,167
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Viridien 10% 10/15/2030 (d)	967,000	1,036,931
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	2,715,000	2,798,353
GREECE - 0.5%
Industrials - 0.5%
Marine Transportation - 0.5%
Danaos Corp 6.875% 10/15/2032 (d)	2,700,000	2,784,375
GUATEMALA - 1.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	4,555,000	4,238,630
Millicom International Cellular SA 7.375% 4/2/2032 (d)	1,829,000	1,887,634

TOTAL GUATEMALA		6,126,264
INDONESIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Nickel Industries Ltd 9% 9/30/2030 (d)	4,700,000	4,900,737
IRELAND - 0.3%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	380,000	391,429
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC 7.375% 9/15/2032 (d)	1,000,000	1,006,031
TOTAL IRELAND		1,397,460
ITALY - 1.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Telecom Italia Capital SA 7.2% 7/18/2036	1,475,000	1,634,369
Telecom Italia Capital SA 7.721% 6/4/2038	3,420,000	3,908,005
TOTAL COMMUNICATION SERVICES		5,542,374
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (c)(d)	150,000	154,222
UniCredit SpA 7.296% 4/2/2034 (c)(d)	328,693	352,605
TOTAL FINANCIALS		506,827
TOTAL ITALY		6,049,201
JAPAN - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Rakuten Group Inc 9.75% 4/15/2029 (d)	1,000,000	1,109,162
MEXICO - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (d)	1,230,000	1,280,848
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Stena International SA 7.625% 2/15/2031 (d)	522,000	543,863
TANZANIA - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	3,075,000	3,177,679
TURKEY - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	2,767,000	2,777,971
UNITED KINGDOM - 2.5%
Communication Services - 0.4%
Media - 0.3%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)	1,550,000	1,504,943
Wireless Telecommunication Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (d)	452,000	477,292
TOTAL COMMUNICATION SERVICES		1,982,235
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	3,200,000	3,270,189
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
EnQuest PLC 11.625% 11/1/2027 (d)	5,272,000	5,347,817
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (d)	1,255,000	1,321,013
TOTAL ENERGY		6,668,830
Financials - 0.2%
Capital Markets - 0.2%
Marex Group PLC 5.829% 5/8/2028	1,000,000	1,019,930
TOTAL UNITED KINGDOM		12,941,184
UNITED STATES - 75.4%
Communication Services - 8.1%
Diversified Telecommunication Services - 1.6%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)	2,060,000	2,162,160
Flash Compute LLC 7.25% 12/31/2030 (d)	930,000	951,965
GCI Liberty Inc 4.75% 10/15/2028 (d)(e)	3,830,000	3,763,225
Level 3 Financing Inc 8.5% 1/15/2036 (d)	1,450,000	1,509,739
		8,387,089
Entertainment - 1.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (d)(e)	5,625,000	5,621,398
Media - 5.4%
AMC Networks Inc 10.25% 1/15/2029 (d)	1,400,000	1,501,504
AMC Networks Inc 10.5% 7/15/2032 (d)	1,160,000	1,188,292
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(e)	2,136,000	1,860,672
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	75,000	69,908
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)	1,040,000	928,842
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(e)	1,420,000	1,451,873
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)(e)	2,000,000	2,045,545
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)	875,000	876,017
Directv Financing LLC 8.875% 2/1/2030 (d)(e)	3,016,000	3,019,477
Directv Financing LLC 8.875% 2/1/2030 (d)(e)	2,210,000	2,210,759
Discovery Global Holdings Inc 5.05% 3/15/2042	2,045,000	1,467,288
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	2,445,000	2,261,845
EchoStar Corp 10.75% 11/30/2029	2,085,000	2,277,279
Lamar Media Corp 3.625% 1/15/2031 (e)	2,120,000	2,002,708
Lamar Media Corp 5.375% 11/1/2033 (d)	845,000	847,207
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (d)	105,000	103,024
Paramount Global 6.375% 3/30/2062 (c)	2,270,000	1,781,950
Univision Communications Inc 9.375% 8/1/2032 (d)(e)	1,865,000	1,973,480
		27,867,670
TOTAL COMMUNICATION SERVICES		41,876,157
Consumer Discretionary - 10.2%
Automobile Components - 2.3%
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(e)	1,110,000	1,128,138
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (c)	3,000,000	3,127,698
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(f)	1,260,000	1,263,553
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)	3,138,000	3,316,302
Patrick Industries Inc 6.375% 11/1/2032 (d)(e)	1,000,000	1,027,122
Phinia Inc 6.625% 10/15/2032 (d)(e)	2,104,000	2,184,299
		12,047,112
Automobiles - 0.1%
Thor Industries Inc 4% 10/15/2029 (d)	707,000	678,650
Broadline Retail - 1.0%
Wayfair LLC 6.75% 11/15/2032 (d)(e)	775,000	789,876
Wayfair LLC 7.75% 9/15/2030 (d)(e)	4,105,000	4,316,860
		5,106,736
Diversified Consumer Services - 0.4%
Covista Inc 5.5% 3/1/2028 (d)	1,965,000	1,965,000
Hotels, Restaurants & Leisure - 4.1%
Acushnet Co 5.625% 12/1/2033 (d)(e)	285,000	290,063
Carnival Corp 5.75% 8/1/2032 (d)	1,000,000	1,037,799
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)(e)	1,050,000	1,074,843
Light & Wonder International Inc 6.25% 10/1/2033 (d)(e)	630,000	632,722
Light & Wonder International Inc 7.25% 11/15/2029 (d)	45,000	46,125
Marriott Ownership Resorts Inc 6.5% 10/1/2033 (d)	625,000	606,021
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)	1,972,000	1,937,426
NCL Corp Ltd 6.25% 9/15/2033 (d)	840,000	847,878
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/16/2029 (d)	2,000,000	1,822,950
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/6/2031 (d)	1,800,000	1,555,099
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (d)	3,746,000	3,817,931
Viking Cruises Ltd 5.875% 10/15/2033 (d)	2,285,000	2,331,066
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	1,060,000	1,052,510
Wyndham Hotels & Resorts Inc 5.625% 3/1/2033 (d)	1,020,000	1,026,404
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(e)	1,000,000	1,021,238
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)(e)	1,527,000	1,649,068
		20,749,143
Household Durables - 1.4%
Dream Finders Homes Inc 6.875% 9/15/2030 (d)	620,000	633,939
Installed Building Products Inc 5.625% 2/1/2034 (d)(e)	1,420,000	1,438,845
K Hovnanian Enterprises Inc 8.375% 10/1/2033 (d)(e)	1,300,000	1,333,116
LGI Homes Inc 4% 7/15/2029 (d)(e)	883,000	820,335
Somnigroup International Inc 3.875% 10/15/2031 (d)(e)	3,453,000	3,241,337
		7,467,572
Specialty Retail - 0.3%
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(e)	1,625,000	1,665,308
Textiles, Apparel & Luxury Goods - 0.6%
Kontoor Brands Inc 4.125% 11/15/2029 (d)	2,020,000	1,924,771
William Carter Co/The 7.38% 2/15/2031 (d)	1,155,000	1,189,571
		3,114,342
TOTAL CONSUMER DISCRETIONARY		52,793,863
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)(e)	385,000	387,591
Performance Food Group Inc 4.25% 8/1/2029 (d)(e)	1,801,000	1,767,017
Performance Food Group Inc 5.625% 3/1/2034 (d)	580,000	581,940
US Foods Inc 4.75% 2/15/2029 (d)	45,000	44,811
		2,781,359
Food Products - 0.6%
Post Holdings Inc 4.625% 4/15/2030 (d)(e)	862,000	843,767
Post Holdings Inc 6.375% 3/1/2033 (d)(e)	1,122,000	1,142,064
Post Holdings Inc 6.5% 3/15/2036 (d)(e)	1,125,000	1,144,447
		3,130,278
TOTAL CONSUMER STAPLES		5,911,637
Energy - 10.1%
Energy Equipment & Services - 2.4%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (d)	1,180,000	1,194,731
Bristow Group Inc 6.75% 2/1/2033 (d)	4,790,000	4,860,298
Nabors Industries Inc 7.625% 11/15/2032 (d)(e)	725,000	746,884
Noble Finance II LLC 8% 4/15/2030 (d)	1,028,000	1,069,963
Valaris Ltd 8.375% 4/30/2030 (d)	2,392,000	2,508,522
Weatherford International Ltd 6.75% 10/15/2033 (d)	1,900,000	1,986,452
		12,366,850
Oil, Gas & Consumable Fuels - 7.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (d)(e)	762,000	802,223
BKV Upstream Midstream LLC 7.5% 10/15/2030 (d)	855,000	870,906
California Resources Corp 7% 1/15/2034 (d)	1,070,000	1,089,583
California Resources Corp 8.25% 6/15/2029 (d)	2,820,000	2,960,462
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (d)	1,350,000	1,438,196
CNX Resources Corp 5.875% 3/1/2034 (d)	535,000	535,978
Comstock Resources Inc 6.75% 3/1/2029 (d)	3,303,000	3,285,628
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,700,000	1,693,428
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	365,000	393,745
CVR Energy Inc 7.5% 2/15/2031 (d)	1,005,000	1,001,594
DBR Land Holdings LLC 6.25% 12/1/2030 (d)	820,000	845,748
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	1,711,000	1,719,384
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	945,000	977,415
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	3,668,000	3,829,965
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (f)	1,010,000	1,021,650
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(e)	981,000	1,015,003
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(e)	335,000	353,921
Harvest Midstream I LP 7.5% 5/15/2032 (d)	565,000	586,461
Harvest Midstream I LP 7.5% 9/1/2028 (d)	50,000	50,557
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,435,000	1,479,370
Matador Resources Co 6% 4/15/2034 (d)	1,020,000	1,018,769
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	4,000,000	3,941,780
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	1,250,000	1,176,090
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)	2,200,000	2,280,010
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)(e)	320,000	327,142
Sunoco LP 6.625% 8/15/2032 (d)(e)	1,000,000	1,035,096
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (d)	2,590,000	2,562,168
Venture Global LNG Inc 9.5% 2/1/2029 (d)(e)	1,600,000	1,716,085
		40,008,357
TOTAL ENERGY		52,375,207
Financials - 8.3%
Capital Markets - 0.4%
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	641,000	637,627
Main Street Capital Corp 5.4% 8/15/2028	800,000	802,759
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)	750,000	778,298
		2,218,684
Consumer Finance - 3.9%
Atlanticus Holdings Corp 9.75% 9/1/2030 (d)	2,055,000	1,867,179
Bread Financial Holdings Inc 6.75% 5/15/2031 (d)(e)	1,095,000	1,115,625
Bread Financial Holdings Inc 8.375% 6/15/2035 (c)(d)(e)	2,920,000	2,976,630
Credit Acceptance Corp 6.625% 3/15/2030 (d)(e)	500,000	497,393
Enova International Inc 9.125% 8/1/2029 (d)	4,836,000	5,079,947
FirstCash Inc 5.625% 1/1/2030 (d)	1,214,000	1,207,872
OneMain Finance Corp 3.875% 9/15/2028 (e)	1,857,000	1,796,674
OneMain Finance Corp 7.875% 3/15/2030	1,166,000	1,219,583
PROG Holdings Inc 6% 11/15/2029 (d)	1,864,000	1,830,112
Synchrony Financial 7.25% 2/2/2033	1,809,000	1,907,662
		19,498,677
Financial Services - 1.7%
Block Inc 6% 8/15/2033 (d)	305,000	309,936
Burford Capital Global Finance LLC 8.5% 1/15/2034 (d)(e)	955,000	936,077
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031 (e)	1,000,000	1,037,976
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)	1,261,000	1,260,653
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,500,000	1,477,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029 (e)	1,047,000	891,633
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	2,000,000	1,969,939
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	1,135,000	1,110,941
		8,994,655
Insurance - 0.7%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)(e)	1,055,000	1,073,627
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	500,000	502,744
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	725,000	738,159
AmWINS Group Inc 6.375% 2/15/2029 (d)(e)	500,000	508,807
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	854,000	868,813
		3,692,150
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Arbor Realty SR Inc 8.5% 12/15/2028 (d)(e)	1,500,000	1,459,877
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)	640,000	646,365
Rithm Capital Corp 8% 4/1/2029 (d)	5,101,000	5,133,361
Rithm Capital Corp 8% 7/15/2030 (d)	1,305,000	1,311,016
		8,550,619
TOTAL FINANCIALS		42,954,785
Health Care - 4.6%
Biotechnology - 0.4%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	2,525,000	2,207,794
Health Care Equipment & Supplies - 0.1%
Insulet Corp 6.5% 4/1/2033 (d)	165,000	171,612
Medline Borrower LP 5.25% 10/1/2029 (d)	542,000	541,957
		713,569
Health Care Providers & Services - 1.8%
DaVita Inc 3.75% 2/15/2031 (d)(e)	1,400,000	1,308,290
DaVita Inc 4.625% 6/1/2030 (d)(e)	2,199,000	2,152,659
DaVita Inc 6.75% 7/15/2033 (d)(e)	1,850,000	1,920,824
DaVita Inc 6.875% 9/1/2032 (d)(e)	900,000	935,177
LifePoint Health Inc 11% 10/15/2030 (d)	2,000,000	2,172,244
LifePoint Health Inc 9.875% 8/15/2030 (d)(e)	492,000	524,948
Tenet Healthcare Corp 6% 11/15/2033 (d)(e)	355,000	366,868
		9,381,010
Health Care Technology - 0.2%
IQVIA Inc 6.25% 6/1/2032 (d)	1,240,000	1,275,558
Pharmaceuticals - 2.1%
1261229 BC Ltd 10% 4/15/2032 (d)	1,400,000	1,447,786
Endo Finance Holdings LP 8.5% 4/15/2031 (d)	460,000	488,885
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (d)	2,843,000	3,036,856
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (d)(e)	2,950,000	2,826,179
Jazz Securities DAC 4.375% 1/15/2029 (d)	2,623,000	2,585,979
		10,385,685
TOTAL HEALTH CARE		23,963,616
Industrials - 12.2%
Aerospace & Defense - 2.7%
Axon Enterprise Inc 6.25% 3/15/2033 (d)	490,000	507,894
BWX Technologies Inc 4.125% 6/30/2028 (d)	650,000	643,764
TransDigm Inc 4.625% 1/15/2029	2,600,000	2,592,254
TransDigm Inc 4.875% 5/1/2029 (e)	2,775,000	2,770,127
TransDigm Inc 6.125% 7/31/2034 (d)	670,000	680,543
TransDigm Inc 6.25% 1/31/2034 (d)	135,000	139,657
TransDigm Inc 6.375% 3/1/2029 (d)	500,000	513,125
TransDigm Inc 6.375% 5/31/2033 (d)	3,420,000	3,490,566
TransDigm Inc 6.875% 12/15/2030 (d)(e)	2,588,000	2,693,469
		14,031,399
Building Products - 0.6%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (d)	510,000	513,886
Builders FirstSource Inc 4.25% 2/1/2032 (d)	500,000	476,860
Builders FirstSource Inc 6.75% 5/15/2035 (d)	1,310,000	1,367,070
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)(e)	375,000	391,017
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(e)	240,000	241,992
		2,990,825
Commercial Services & Supplies - 2.8%
ACCO Brands Corp 4.25% 3/15/2029 (d)(e)	643,000	591,537
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)(e)	1,356,000	1,432,625
Brink's Co/The 6.5% 6/15/2029 (d)	590,000	607,581
Enviri Corp 5.75% 7/31/2027 (d)(e)	835,000	835,701
GEO Group Inc/The 10.25% 4/15/2031	3,381,000	3,630,137
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,363,076
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (d)	955,000	958,435
GFL Environmental Inc 4% 8/1/2028 (d)	3,980,000	3,918,407
Pitney Bowes Inc 7.25% 3/15/2029 (d)	1,415,000	1,411,169
		14,748,668
Construction & Engineering - 0.9%
AECOM 6% 8/1/2033 (d)	810,000	827,627
Arcosa Inc 4.375% 4/15/2029 (d)	1,037,000	1,021,390
Arcosa Inc 6.875% 8/15/2032 (d)	1,135,000	1,190,765
Dycom Industries Inc 4.5% 4/15/2029 (d)	1,463,000	1,440,547
		4,480,329
Electrical Equipment - 0.9%
EnerSys 4.375% 12/15/2027 (d)(e)	2,988,000	2,975,601
WESCO Distribution Inc 5.5% 4/15/2034 (d)	1,530,000	1,541,873
		4,517,474
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(e)	950,000	934,195
Machinery - 2.2%
Allison Transmission Inc 3.75% 1/30/2031 (d)(e)	5,233,000	4,977,927
Allison Transmission Inc 5.875% 12/1/2033 (d)	725,000	740,384
Allison Transmission Inc 5.875% 6/1/2029 (d)	1,157,000	1,169,035
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(e)	560,000	575,713
Enpro Inc 6.125% 6/1/2033 (d)	900,000	928,843
Wabash National Corp 4.5% 10/15/2028 (d)(e)	3,515,000	3,237,909
		11,629,811
Passenger Airlines - 0.1%
Allegiant Travel Co 7.25% 8/15/2027 (d)	500,000	504,639
United Airlines Inc 4.625% 4/15/2029 (d)	338,000	337,745
		842,384
Professional Services - 0.5%
CACI International Inc 6.375% 6/15/2033 (d)	715,000	736,087
CACI International Inc 6.375% 6/15/2033 (d)(f)	635,000	653,728
Concentrix Corp 6.5% 3/1/2029 (e)	1,255,000	1,240,413
		2,630,228
Trading Companies & Distributors - 1.3%
BlueLinx Holdings Inc 6% 11/15/2029 (d)(e)	4,138,000	4,080,856
Herc Holdings Inc 5.75% 3/15/2031 (d)(e)	300,000	304,116
United Rentals North America Inc 5.375% 11/15/2033 (d)	2,215,000	2,233,060
		6,618,032
TOTAL INDUSTRIALS		63,423,345
Information Technology - 2.4%
Communications Equipment - 0.1%
Viasat Inc 7.5% 5/30/2031 (d)	710,000	700,442
Electronic Equipment, Instruments & Components - 0.2%
CPI CG Inc 10% 7/15/2029 (d)	322,000	340,182
Crane NXT Co 4.2% 3/15/2048	900,000	597,249
Lightning Power LLC 7.25% 8/15/2032 (d)	305,000	323,807
		1,261,238
IT Services - 1.4%
ASGN Inc 4.625% 5/15/2028 (d)(e)	1,000,000	969,694
CoreWeave Inc 9% 2/1/2031 (d)	605,000	583,744
CoreWeave Inc 9.25% 6/1/2030 (d)	5,510,000	5,396,769
		6,950,207
Software - 0.7%
Cloud Software Group Inc 6.5% 3/31/2029 (d)	1,009,000	989,503
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (d)(e)	665,000	660,073
Fair Isaac Corp 6% 5/15/2033 (d)	910,000	919,806
Pagaya US Holdings Co LLC 8.875% 8/1/2030 (d)(e)	1,000,000	722,984
		3,292,366
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	180
TOTAL INFORMATION TECHNOLOGY		12,204,433
Materials - 6.8%
Chemicals - 3.5%
Chemours Co/The 5.75% 11/15/2028 (d)(e)	2,420,000	2,434,070
Chemours Co/The 7.875% 3/15/2034 (d)(f)	510,000	509,363
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	3,984,000	3,973,398
LSB Industries Inc 6.25% 10/15/2028 (d)	2,470,000	2,482,928
Methanex US Operations Inc 6.25% 3/15/2032 (d)(e)	600,000	621,002
Minerals Technologies Inc 5% 7/1/2028 (d)(e)	1,600,000	1,594,000
Perimeter Holdings LLC 6.25% 1/15/2034 (d)	2,285,000	2,295,419
Rain Carbon Inc 12.25% 9/1/2029 (d)(e)	3,680,000	3,918,780
		17,828,960
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	600,000	637,430
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)	325,000	332,641
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	485,000	490,008
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)(e)	500,000	507,665
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)(e)	2,250,000	2,274,872
Sealed Air Corp 6.5% 7/15/2032 (d)(e)	2,063,000	2,124,744
		5,729,930
Metals & Mining - 2.1%
Century Aluminum Co 6.875% 8/1/2032 (d)	440,000	455,117
Commercial Metals Co 5.75% 11/15/2033 (d)	800,000	816,228
Compass Minerals International Inc 8% 7/1/2030 (d)	1,690,000	1,783,035
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)(e)	655,000	662,295
Novelis Corp 4.75% 1/30/2030 (d)	3,900,000	3,779,509
Novelis Corp 6.875% 1/30/2030 (d)	1,275,000	1,316,154
SunCoke Energy Inc 4.875% 6/30/2029 (d)	2,350,000	2,146,621
		10,958,959
TOTAL MATERIALS		35,155,279
Real Estate - 7.1%
Diversified REITs - 0.8%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (d)(e)	4,099,000	3,965,989
Health Care REITs - 0.3%
Diversified Healthcare Trust 7.25% 10/15/2030 (d)	1,265,000	1,315,455
Hotel & Resort REITs - 1.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(e)	2,500,000	2,455,630
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	210,000	217,428
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)	1,000,000	986,259
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (d)(f)	450,000	453,283
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)(e)	3,196,000	3,307,147
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(e)	900,000	934,911
		8,354,658
Real Estate Management & Development - 1.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)	2,096,000	2,118,729
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	2,695,000	2,903,892
Brandywine Operating Partnership LP 6.125% 1/15/2031 (e)	640,000	607,311
Five Point Operating Co LP 8% 10/1/2030 (d)	1,055,000	1,092,516
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	130,000	135,840
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	1,544,000	1,494,972
Howard Hughes Corp/The 4.375% 2/1/2031 (d)(e)	777,000	739,014
Howard Hughes Corp/The 5.875% 3/1/2032 (d)	1,000,000	999,499
		10,091,773
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (d)	1,457,000	1,453,012
Specialized REITs - 2.2%
Iron Mountain Inc 4.5% 2/15/2031 (d)	2,600,000	2,507,739
Millrose Properties Inc 6.25% 9/15/2032 (d)	1,890,000	1,913,706
Millrose Properties Inc 6.375% 8/1/2030 (d)	3,470,000	3,559,873
SBA Communications Corp 3.125% 2/1/2029	3,750,000	3,605,519
		11,586,837
TOTAL REAL ESTATE		36,767,724
Utilities - 4.5%
Electric Utilities - 2.1%
Edison International 7.875% 6/15/2054 (c)	990,000	1,030,627
Edison International 8.125% 6/15/2053 (c)	2,900,000	3,014,507
EUSHI Finance Inc 6.25% 4/1/2056 (c)	790,000	795,857
NRG Energy Inc 3.375% 2/15/2029 (d)	1,334,000	1,285,699
NRG Energy Inc 6% 1/15/2036 (d)(e)	1,140,000	1,160,141
PacifiCorp 7.125% 8/15/2056 (c)	2,250,000	2,211,380
Topaz Solar Farms LLC 5.75% 9/30/2039 (d)	1,395,184	1,402,160
		10,900,371
Gas Utilities - 1.5%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027 (e)	3,100,000	3,125,550
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)(e)	2,721,000	2,812,385
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)(e)	925,000	990,093
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (d)	950,000	985,662
		7,913,690
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC 6.75% 10/15/2032 (d)(e)	395,000	410,412
Talen Energy Supply LLC 6.25% 2/1/2034 (d)	2,480,000	2,523,635
Talen Energy Supply LLC 8.625% 6/1/2030 (d)	1,425,000	1,499,388
		4,433,435
TOTAL UTILITIES		23,247,496
TOTAL UNITED STATES		390,673,542
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (d)	480,000	481,544
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $494,595,650)		504,406,304

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
Societe Generale SA 7.125% (b)(c)(d)	1,695,000	1,703,796
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Standard Chartered PLC 7% (b)(c)(d)	1,355,000	1,428,539
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citigroup Inc 6.875% (b)(c)	2,010,000	2,065,989
TOTAL PREFERRED SECURITIES (Cost $5,119,625)		5,198,324

Money Market Funds - 11.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	8,673,726	8,675,460
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	52,855,498	52,860,784
TOTAL MONEY MARKET FUNDS (Cost $61,536,244)			61,536,244

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $561,251,519)	571,140,872
NET OTHER ASSETS (LIABILITIES) - (10.1)%	(52,211,101)
NET ASSETS - 100.0%	518,929,771

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	10	6/2026	1,101,172	6,528

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,766,432 or 86.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,434,208	95,139,581	87,898,169	107,620	(160)	-	8,675,460	8,673,726	0.0%
Fidelity Securities Lending Cash Central Fund	37,858,903	103,418,414	88,416,287	42,038	(246)	-	52,860,784	52,855,498	0.1%
Total	39,293,111	198,557,995	176,314,456	149,658	(406)	-	61,536,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Communication Services	55,527,030	-	55,527,030	-
Consumer Discretionary	71,098,364	-	71,098,364	-
Consumer Staples	5,911,637	-	5,911,637	-
Energy	78,339,197	-	78,339,197	-
Financials	50,758,858	-	50,758,858	-
Health Care	28,917,626	-	28,917,626	-
Industrials	75,894,058	-	75,894,058	-
Information Technology	16,820,353	-	16,820,353	-
Materials	58,018,885	-	58,018,885	-
Real Estate	36,767,724	-	36,767,724	-
Utilities	26,352,572	-	26,352,572	-

Preferred Securities
Financials	5,198,324	-	5,198,324	-

Money Market Funds	61,536,244	61,536,244	-	-
Total Investments in Securities:	571,140,872	61,536,244	509,604,628	-
Derivative Instruments:

Assets
Futures Contracts	6,528	6,528	-	-
Total Assets	6,528	6,528	-	-
Total Derivative Instruments:	6,528	6,528	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	6,528	-
Total Interest Rate Risk	6,528	-
Total Value of Derivatives	6,528	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced High Yield ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,862,113) - See accompanying schedule:
Unaffiliated issuers (cost $499,715,275)	$509,604,628
Fidelity Central Funds (cost $61,536,244)	61,536,244

Total Investment in Securities (cost $561,251,519)		$571,140,872
Segregated cash with brokers for derivative instruments		80,625
Cash		146,646
Receivable for investments sold		363,355
Receivable for fund shares sold		12,298,333
Interest receivable		8,842,425
Distributions receivable from Fidelity Central Funds		26,214
Receivable for daily variation margin on futures contracts		2,969
Total assets		592,901,439
Liabilities
Payable for investments purchased
Regular delivery	$14,299,431
Delayed delivery	3,883,256
Distributions payable	2,781,000
Accrued management fee	146,951
Collateral on securities loaned	52,861,030
Total liabilities		73,971,668
Net Assets		$518,929,771
Net Assets consist of:
Paid in capital		$542,704,749
Total accumulated earnings (loss)		(23,774,978)
Net Assets		$518,929,771
Net Asset Value, offering price and redemption price per share ($518,929,771 ÷ 10,550,000 shares)		$49.19
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$60,427
Interest		15,201,828
Income from Fidelity Central Funds (including $42,038 from security lending)		149,658
Total income		15,411,913
Expenses
Management fee	$799,328
Independent trustees' fees and expenses	845
Total expenses before reductions	800,173
Expense reductions	(4,857)
Total expenses after reductions		795,316
Net Investment income (loss)		14,616,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	904,059
Fidelity Central Funds	(406)
Futures contracts	65,634
Swaps	(39,664)
Total net realized gain (loss)		929,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,161,943
Futures contracts	(37,794)
Total change in net unrealized appreciation (depreciation)		1,124,149
Net gain (loss)		2,053,772
Net increase (decrease) in net assets resulting from operations		$16,670,369
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,616,597	$25,111,275
Net realized gain (loss)	929,623	(448,210)
Change in net unrealized appreciation (depreciation)	1,124,149	1,333,475
Net increase (decrease) in net assets resulting from operations	16,670,369	25,996,540
Distributions to shareholders	(14,846,600)	(24,904,300)

Share transactions
Proceeds from sales of shares	98,460,852	138,781,750
Cost of shares redeemed	-	(55,382,669)

Net increase (decrease) in net assets resulting from share transactions	98,460,852	83,399,081
Total increase (decrease) in net assets	100,284,621	84,491,321

Net Assets
Beginning of period	418,645,150	334,153,829
End of period	$518,929,771	$418,645,150

Other Information
Shares
Sold	2,000,000	2,850,000
Redeemed	-	(1,150,000)
Net increase (decrease)	2,000,000	1,700,000

Financial Highlights
Fidelity® Enhanced High Yield ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.96	$48.78	$46.49	$46.22	$56.07	$54.49
Income from Investment Operations
Net investment income (loss) A,B	1.576	3.297	3.198	2.781	2.383	2.250
Net realized and unrealized gain (loss)	.228	.125	2.264	.297	(8.748)	2.335
Total from investment operations	1.804	3.422	5.462	3.078	(6.365)	4.585
Distributions from net investment income	(1.574)	(3.242)	(3.172)	(2.808)	(2.355)	(2.195)
Distributions from net realized gain	-	-	-	-	(1.128)	(.808)
Total distributions	(1.574)	(3.242)	(3.172)	(2.808)	(3.483)	(3.003)
Net asset value, end of period	$49.19	$48.96	$48.78	$46.49	$46.22	$56.07
Total Return C,D,E	3.72%	7.31%	12.20%	6.90%	(11.85)%	8.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.36%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.35 % H	.36%	.46%	.45%	.45%	.45%
Expenses net of all reductions, if any	.35% H	.36%	.46%	.45%	.45%	.45%
Net investment income (loss)	6.47% H	6.81%	6.76%	6.02%	4.64%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$518,930	$418,645	$334,154	$288,250	$274,996	$277,532
Portfolio turnover rate I,J	60 % H	79%	51%	84%	72%	177%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Preferred Securities & Income ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 4.01%, 8.6591% (b)(c)	3,000	77,339
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	800	44,822
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 8%	600	47,376
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	1,300	59,683
TOTAL UNITED STATES		151,881
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $227,175)		229,220

Non-Convertible Corporate Bonds - 20.0%
	Principal Amount (a)	Value ($)
CANADA - 5.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.4%
Bell Canada 6.875% 9/15/2055 (b)	140,000	146,170
Bell Canada 7% 9/15/2055 (b)	140,000	148,182
		294,352
Wireless Telecommunication Services - 0.8%
Rogers Communications Inc 5.25% 3/15/2082 (b)(f)	510,000	510,653
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	165,240
		675,893
TOTAL COMMUNICATION SERVICES		970,245
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Enbridge Inc 8.5% 1/15/2084 (b)	1,575,000	1,817,738
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)	195,000	203,201
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	135,000	140,395
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	161,625
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	129,390
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	336,598
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	129,281
TOTAL ENERGY		2,918,228
Utilities - 0.3%
Electric Utilities - 0.1%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,626
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (b)(f)	200,000	208,962
TOTAL UTILITIES		334,588
TOTAL CANADA		4,223,061
GERMANY - 0.7%
Financials - 0.7%
Insurance - 0.7%
Allianz SE 5.6% 9/3/2054 (b)(f)	175,000	178,939
Allianz SE 6.35% 9/6/2053 (b)(f)	140,000	150,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(f)	200,000	210,095

TOTAL GERMANY		539,265
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	158,531
JAPAN - 2.6%
Financials - 2.6%
Insurance - 2.6%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(f)	200,000	203,238
Meiji Yasuda Life Insurance Co 5.8% 9/11/2054 (b)(f)	150,000	152,931
Meiji Yasuda Life Insurance Co 6.1% 6/11/2055 (b)(f)	290,000	300,443
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(f)	200,000	181,385
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(f)	100,000	95,341
Nippon Life Insurance Co 5.95% 4/16/2054 (b)(f)	260,000	270,943
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(f)	200,000	212,683
Nippon Life Insurance Co 6.5% 4/30/2055 (b)(f)	400,000	429,892
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(f)	270,000	267,862

TOTAL JAPAN		2,114,718
UNITED KINGDOM - 1.1%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 3.25% 6/4/2081 (b)	170,000	168,606
Vodafone Group PLC 4.125% 6/4/2081 (b)	180,000	170,291
Vodafone Group PLC 5.125% 6/4/2081 (b)	215,000	173,909
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	423,512

TOTAL UNITED KINGDOM		936,318
UNITED STATES - 10.3%
Communication Services - 0.2%
Media - 0.2%
Paramount Global 6.25% 2/28/2057 (b)	80,000	62,024
Paramount Global 6.375% 3/30/2062 (b)	125,000	98,125
TOTAL COMMUNICATION SERVICES		160,149
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,548
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	126,101
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	67,188
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 6.9001% 8/16/2077 (b)(c)	33,000	32,918
TOTAL ENERGY		263,755
Financials - 3.4%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(f)	75,000	73,811
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	130,039
Insurance - 3.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	420,000	391,990
Assurant Inc 7% 3/27/2048 (b)	61,000	62,781
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(f)	150,000	148,875
Liberty Mutual Group Inc 4.3% 2/1/2061 (f)	125,000	84,007
MetLife Inc 10.75% 8/1/2069	128,000	169,562
MetLife Inc 6.35% 3/15/2055 (b)	130,000	135,025
MetLife Inc 6.4% 12/15/2066 (b)	319,000	333,767
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	64,755
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	186,102
Prudential Financial Inc 4.5% 9/15/2047 (b)	125,000	123,146
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	147,405
Prudential Financial Inc 5.7% 9/15/2048 (b)	120,000	120,842
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	206,663
Prudential Financial Inc 6.5% 3/15/2054 (b)	120,000	126,459
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	268,104
		2,569,483
TOTAL FINANCIALS		2,773,333
Health Care - 0.8%
Health Care Providers & Services - 0.8%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	446,236
CVS Health Corp 7% 3/10/2055 (b)	164,000	172,499
TOTAL HEALTH CARE		618,735
Utilities - 5.6%
Electric Utilities - 2.8%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	133,036
Edison International 7.875% 6/15/2054 (b)	15,000	15,615
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	140,000	137,712
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	140,000	138,849
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	236,624
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	273,174
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (b)	140,000	148,418
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	140,000	145,368
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	140,000	148,948
PacifiCorp 7.375% 9/15/2055 (b)	81,000	82,035
PG&E Corp 7.375% 3/15/2055 (b)	271,000	280,479
Southern Co/The 3.75% 9/15/2051 (b)	400,000	396,949
Southern Co/The 6.375% 3/15/2055 (b)	135,000	141,240
		2,278,447
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	135,278
Multi-Utilities - 2.7%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	142,652
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	380,710
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	148,389
Dominion Energy Inc 6% 2/15/2056 (b)	307,000	311,529
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	519,024
Sempra 4.125% 4/1/2052 (b)	710,000	700,789
		2,203,093
TOTAL UTILITIES		4,616,818
TOTAL UNITED STATES		8,432,790
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $15,834,166)		16,404,683

Non-Convertible Preferred Stocks - 34.0%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	24,707
CANADA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd 6.25%	7,100	175,335
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	2,500	39,649
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	51,975
Utilities - 0.1%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	27,302
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	42,751
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	825	14,124
Brookfield Infrastructure Partners LP Series A, 5%	825	13,794
		27,918
TOTAL UTILITIES		97,971
TOTAL CANADA		364,930
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	3,950	78,743
UNITED STATES - 33.5%
Communication Services - 5.4%
Diversified Telecommunication Services - 2.3%
AT&T Inc 5.35%	34,986	792,433
AT&T Inc Series A, 5%	18,800	392,356
AT&T Inc Series C 4.75%	23,900	465,811
Qwest Corp 6.5%	5,900	113,339
Qwest Corp 6.75%	7,400	146,594
		1,910,533
Wireless Telecommunication Services - 3.1%
T-Mobile USA Inc 5.5%	43,956	1,004,834
T-Mobile USA Inc 5.5%	39,025	887,429
T-Mobile USA Inc 6.25%	22,700	563,414
Telephone and Data Systems Inc 6%	3,500	70,245
Telephone and Data Systems Inc 6.625%	1,500	33,225
		2,559,147
TOTAL COMMUNICATION SERVICES		4,469,680
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ford Motor Co 6%	5,300	110,876
Ford Motor Co 6.2%	2,600	55,770
Ford Motor Co 6.5%	2,400	53,904
TOTAL CONSUMER DISCRETIONARY		220,550
Financials - 17.4%
Banks - 8.2%
Bank of America Corp 4.25%	6,032	107,068
Bank of America Corp 4.375%	9,062	166,741
Bank of America Corp 4.75%	11,500	230,575
Bank of America Corp 5%	8,700	185,310
Bank of America Corp Series HH, 5.875%	14,600	367,190
Bank of America Corp Series KK, 5.375%	8,000	181,440
Bank of America Corp Series PP, 4.125%	7,500	130,725
Citigroup Inc 6.25%	15,600	395,928
Citizens Financial Group Inc 6.5% (b)	5,200	132,600
Citizens Financial Group Inc Series E, 5%	2,000	39,900
Fifth Third Bancorp Series K, 4.95%	800	15,928
Huntington Bancshares Inc/OH Series C 5.7%	1,200	27,912
Huntington Bancshares Inc/OH Series H 4.5%	3,100	55,304
Huntington Bancshares Inc/OH Series L, 5.5%	2,000	43,080
JPMorgan Chase & Co 4.55%	22,900	447,695
JPMorgan Chase & Co 4.625%	12,100	240,790
JPMorgan Chase & Co 4.75%	24,705	504,106
JPMorgan Chase & Co 5.75%	24,781	619,029
JPMorgan Chase & Co Series MM, 4.2%	15,100	280,558
KeyCorp 5.625%	5,400	119,070
KeyCorp 5.65%	5,300	115,540
KeyCorp 6.2% (b)	3,300	83,952
M&T Bank Corp Series J, 7.5%	4,100	109,798
Regions Financial Corp 4.45%	3,600	63,180
Regions Financial Corp 5 year U.S. Treasury Index + 2.771%, 6.95% (b)(c)	3,300	85,305
Regions Financial Corp 5.7% (b)	3,000	73,320
Truist Financial Corp 4.75%	5,900	113,339
Truist Financial Corp Series O 5.25%	3,800	82,802
US Bancorp 4.5%	2,800	51,912
US Bancorp Series K, 5.5%	3,500	82,075
US Bancorp Series L, 3.75%	3,500	54,530
US Bancorp Series M, 4%	5,300	88,245
Webster Financial Corp Series F, 5.25%	750	15,480
Wells Fargo & Co 4.25%	10,522	188,344
Wells Fargo & Co 4.7%	9,400	183,300
Wells Fargo & Co Series Y, 5.625%	19,600	484,120
Wells Fargo & Co Series Z, 4.75%	20,800	412,880
Western Alliance Bancorp 4.25% (b)	1,500	34,725
		6,613,796
Capital Markets - 4.5%
Affiliated Managers Group Inc 4.75%	3,000	52,500
Affiliated Managers Group Inc 5.875%	2,700	57,186
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	151,760
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	148,190
Charles Schwab Corp/The 4.45%	4,500	84,375
Charles Schwab Corp/The 5.95%	4,300	107,930
KKR & Co Inc 6.875%	3,300	83,127
Morgan Stanley 5.85%	30,700	761,360
Morgan Stanley 6.375%	6,400	161,856
Morgan Stanley 6.5%	40,100	1,034,580
Morgan Stanley 6.625%	14,500	381,640
Morgan Stanley 6.875%	600	15,198
Morgan Stanley Series L, 4.875%	5,400	112,212
Morgan Stanley Series O, 4.25%	12,800	230,912
Northern Trust Corp Series E, 4.7%	1,500	29,535
State Street Corp 5.35% (b)	1,000	22,990
Stifel Financial Corp Series D, 4.5%	13,000	224,120
		3,659,471
Consumer Finance - 0.7%
Capital One Financial Corp 4.25%	3,300	54,450
Capital One Financial Corp 5%	9,900	192,951
Capital One Financial Corp Series J 4.8%	7,400	136,530
Capital One Financial Corp Series L 4.375%	4,900	83,888
Navient Corp 6%	1,500	28,890
Synchrony Financial Series A 5.625%	4,600	90,850
		587,559
Financial Services - 1.2%
Apollo Global Management Inc 7.625% (b)	4,100	105,001
Carlyle Finance LLC 4.625%	7,400	130,018
Compass Diversified Holdings 7.875% (b)	8,092	164,510
Compass Diversified Holdings Series C, 7.875%	8,038	162,368
Corebridge Financial Inc 6.375%	4,400	103,576
Equitable Holdings Inc 4.3%	1,000	16,540
Equitable Holdings Inc Series A, 5.25%	5,700	116,936
KKR Group Finance Co IX LLC 4.625%	5,000	88,099
Voya Financial Inc Series B, 5.35% (b)	5,000	119,350
		1,006,398
Insurance - 2.8%
Allstate Corp/The Series H 5.1%	10,000	211,500
Allstate Corp/The Series I, 4.75%	2,000	39,180
Allstate Corp/The Series J, 7.375%	4,100	109,019
American Financial Group Inc/OH 4.5%	6,000	101,940
Arch Capital Group Ltd 5.45%	2,000	41,460
Arch Capital Group Ltd Series G, 4.55%	2,250	39,555
Assurant Inc 5.25%	2,500	51,125
Athene Holding Ltd 7.25% (b)	13,100	328,155
Athene Holding Ltd Series A, 6.35% (b)	6,000	145,980
Athene Holding Ltd Series B, 5.625%	4,300	83,635
Athene Holding Ltd Series D, 4.875%	4,000	66,840
Axis Capital Holdings Ltd 5.5%	2,800	57,064
Brighthouse Financial Inc 5.375%	4,000	54,740
Brighthouse Financial Inc 6.25%	1,600	28,240
Brighthouse Financial Inc Series A, 6.6%	3,800	63,555
Brighthouse Financial Inc Series B 6.75%	3,700	63,085
Brighthouse Financial Inc Series D, 4.625%	4,000	48,720
Enstar Group Ltd 7% (b)	3,900	88,335
F&G Annuities & Life Inc 7.3%	2,100	46,200
Hartford Insurance Group Inc/The 6%	300	7,500
MetLife Inc 5.625%	4,500	108,360
MetLife Inc Series F, 4.75%	6,400	124,800
Prudential Financial Inc 4.125%	3,100	53,568
Prudential Financial Inc 5.625%	3,800	91,770
Reinsurance Group of America Inc 7.125% (b)	4,000	102,200
Unum Group 6.25%	3,500	81,620
W R Berkley Corp 4.25%	5,000	87,800
		2,325,946
TOTAL FINANCIALS		14,193,170
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	102,360
Information Technology - 1.2%
Software - 1.2%
Strategy Inc 11.25% (d)	1,600	160,000
Strategy Inc Series A, 10%	8,100	799,227
TOTAL INFORMATION TECHNOLOGY		959,227
Real Estate - 1.8%
Office REITs - 0.2%
Vornado Realty Trust Series L, 5.4%	8,800	154,792
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP 5.75%	1,900	26,249
Brookfield Property Partners LP 6.375%	1,700	25,160
Brookfield Property Partners LP 6.5%	1,700	27,200
Brookfield Property Preferred LP 6.25%	4,700	75,012
		153,621
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,130
Specialized REITs - 1.4%
Digital Realty Trust Inc 5.25%	4,350	91,263
Digital Realty Trust Inc Series L, 5.2%	12,600	261,198
Public Storage 3.875%	3,600	55,800
Public Storage 3.95%	3,500	55,545
Public Storage 4%	20,000	321,198
Public Storage 4%	3,300	52,998
Public Storage Operating Co 5.05% Series G	2,600	54,028
Public Storage Series H, 5.6%	1,500	35,216
Public Storage Series I, 4.875%	1,500	29,729
Public Storage Series J, 4.7%	1,700	32,300
Public Storage Series MM, 4.125%	3,300	55,242
Public Storage Series O, 3.9%	3,500	55,300
Public Storage Series S, 4.1%	3,400	55,794
		1,155,611
TOTAL REAL ESTATE		1,488,154
Utilities - 7.3%
Electric Utilities - 4.9%
Duke Energy Corp 5.625%	20,900	514,558
Duke Energy Corp Series A 5.75%	6,400	160,000
Entergy Arkansas LLC 4.875%	8,600	181,804
Entergy Louisiana LLC 4.875%	1,000	20,600
Entergy Mississippi LLC 4.9%	8,600	179,138
Entergy New Orleans LLC 5.5%	7,400	167,462
NextEra Energy Capital Holdings Inc 5.65%	5,600	133,728
NextEra Energy Capital Holdings Inc 6.5%	4,400	111,452
SCE Trust II 5.1%	8,331	158,955
Southern Co/The 4.2%	66,098	1,212,238
Southern Co/The 5.25%	5,084	112,255
Southern Co/The Series A, 4.95%	7,838	164,049
Southern Co/The Series A, 6.5%	20,300	528,815
Xcel Energy Inc 6.25%	15,700	392,500
		4,037,554
Multi-Utilities - 2.4%
CMS Energy Corp 5.875%	4,700	109,839
CMS Energy Corp 5.875%	2,400	56,400
CMS Energy Corp Series C 4.2%	1,600	28,656
DTE Energy Co 4.375%	10,425	183,376
DTE Energy Co 4.375%	8,600	148,264
DTE Energy Co 5.25%	14,239	315,821
DTE Energy Co Series H, 6.25%	26,300	658,815
SCE Trust VI 5%	18,775	346,399
Sempra 5.75%	5,700	128,135
		1,975,705
TOTAL UTILITIES		6,013,259
TOTAL UNITED STATES		27,446,400
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $28,513,821)		27,914,780

Preferred Securities - 40.0%
	Principal Amount (a)	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	127,407
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	129,139
Enbridge Inc 6% 1/15/2077 (b)	68,000	69,025
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	129,174
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	108,744

TOTAL CANADA		563,489
FRANCE - 1.7%
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 6.875% (b)(e)(f)	960,000	978,832
BNP Paribas SA 7.375% (b)(e)(f)	135,000	146,541
TOTAL FINANCIALS		1,125,373
Utilities - 0.3%
Electric Utilities - 0.3%
Electricite de France SA 9.125% (b)(e)(f)	200,000	241,715
TOTAL FRANCE		1,367,088
JAPAN - 1.7%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Rakuten Group Inc 8.125% (b)(e)(f)	300,000	315,575
Financials - 1.3%
Insurance - 1.3%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(e)(f)	200,000	200,552
Dai-ichi Life Insurance Co Ltd/The 6.2% (b)(e)(f)	260,000	272,961
Nippon Life Insurance Co 2.9% 9/16/2051 (b)(f)	190,000	173,655
Sumitomo Life Insurance Co 3.375% 4/15/2081 (b)(f)	220,000	208,707
Sumitomo Life Insurance Co 5.875% (b)(e)(f)	200,000	204,694
TOTAL FINANCIALS		1,060,569
TOTAL JAPAN		1,376,144
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (b)(e)	200,000	215,590
Standard Chartered PLC 7.625% (b)(e)(f)	200,000	216,032

TOTAL UNITED KINGDOM		431,622
UNITED STATES - 35.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Financial Co Inc 5.7% (b)(e)	252,000	259,397
Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP Capital Markets PLC 4.875% (b)(e)	525,000	528,110
BP Capital Markets PLC 6.125% (b)(e)	275,000	287,629
BP Capital Markets PLC 6.45% (b)(e)	335,000	367,879
Energy Transfer LP 6.625% (b)(e)	3,620,000	3,674,673
Energy Transfer LP Series G, 7.125% (b)(e)	190,000	200,985
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(c)(e)	285,000	285,644
Sunoco LP 7.875% (b)(e)(f)	755,000	807,417
Venture Global LNG Inc 9% (b)(e)(f)	740,000	675,151
TOTAL ENERGY		6,827,488
Financials - 24.8%
Banks - 12.6%
Bank of America Corp 4.375% (b)(e)	350,000	349,134
Bank of America Corp 5.875% (b)(e)	340,000	355,644
Bank of America Corp 6.125% (b)(e)	440,000	448,316
Bank of America Corp 6.25% (b)(e)	584,000	604,361
Bank of America Corp 6.625% (b)(e)	30,000	31,564
Citigroup Inc 4.15% (b)(e)	89,000	88,901
Citigroup Inc 6.25% (b)(e)	230,000	231,617
Citigroup Inc 6.625% (b)(e)	555,000	581,968
Citigroup Inc 6.75% (b)(e)	200,000	205,120
Citigroup Inc 6.875% (b)(e)	735,000	755,473
Citigroup Inc 6.95% (b)(e)	275,000	283,475
Citigroup Inc 7% (b)(e)	270,000	285,440
Citigroup Inc 7.125% (b)(e)	220,000	228,008
Citigroup Inc 7.625% (b)(e)	220,000	233,822
First Citizens BancShares Inc/NC 7% (b)(e)	110,000	115,455
Huntington Bancshares Inc/OH 5.625% (b)(e)	226,000	233,192
JPMorgan Chase & Co 6.5% (b)(e)	255,000	269,825
JPMorgan Chase & Co 6.875% (b)(e)	145,000	156,401
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (b)(c)(e)	1,005,000	1,019,494
KeyCorp 5% (b)(e)	155,000	156,187
M&T Bank Corp 5.125% (b)(e)	50,000	50,897
PNC Financial Services Group Inc/The 3.4% (b)(e)	945,000	940,787
PNC Financial Services Group Inc/The 6% (b)(e)	170,000	171,747
PNC Financial Services Group Inc/The 6.2% (b)(e)	200,000	205,771
PNC Financial Services Group Inc/The 6.25% (b)(e)	160,000	168,042
Truist Financial Corp 5.1% (b)(e)	403,000	417,756
Truist Financial Corp 5.125% (b)(e)	60,000	60,502
US Bancorp 3.7% (b)(e)	815,000	811,264
US Bancorp 5.3% (b)(e)	170,000	173,954
Wells Fargo & Co 3.9% (b)(e)	556,000	560,011
Wells Fargo & Co 7.625% (b)(e)	75,000	81,244
		10,275,372
Capital Markets - 9.8%
Bank of New York Mellon Corp/The 3.7% (b)(e)	3,235,000	3,256,175
Bank of New York Mellon Corp/The 3.75% (b)(e)	96,000	95,254
Bank of New York Mellon Corp/The 5.95% (b)(e)	225,000	233,573
Charles Schwab Corp/The 4% (b)(e)	831,000	793,391
Charles Schwab Corp/The 4% (b)(e)	200,000	201,321
Goldman Sachs Group Inc/The 4.125% (b)(e)	1,109,000	1,116,710
Goldman Sachs Group Inc/The 5.3% (b)(e)	79,000	80,741
Goldman Sachs Group Inc/The 6.125% (b)(e)	480,000	503,615
Goldman Sachs Group Inc/The 6.85% (b)(e)	680,000	714,533
Goldman Sachs Group Inc/The 7.5% (b)(e)	160,000	174,008
Morgan Stanley 5.875% (b)(e)	435,000	448,658
Northern Trust Corp 4.6% (b)(e)	155,000	158,019
State Street Corp 6.7% (b)(e)	250,000	265,273
		8,041,271
Consumer Finance - 2.3%
Ally Financial Inc 4.7% (b)(e)	685,000	648,534
Ally Financial Inc 4.7% (b)(e)	130,000	129,854
American Express Co 3.55% (b)(e)	217,000	217,263
Capital One Financial Corp 3.95% (b)(e)	560,000	561,795
Capital One Financial Corp 5.5% (b)(e)	315,000	322,724
		1,880,170
Financial Services - 0.1%
Corebridge Financial Inc 6.875% (b)(e)	110,000	114,965
Insurance - 0.0%
SBL Holdings Inc 6.5% (b)(e)(f)	34,000	31,347
TOTAL FINANCIALS		20,343,125
Industrials - 0.8%
Trading Companies & Distributors - 0.8%
Air Lease Corp 4.125% (b)(e)	261,000	261,055
Air Lease Corp 4.65% (b)(e)	300,000	301,045
Air Lease Corp 6% (b)(e)	70,000	69,131
TOTAL INDUSTRIALS		631,231
Utilities - 1.3%
Electric Utilities - 0.3%
Edison International 5% (b)(e)	219,000	221,645
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp 7% (b)(e)(f)	470,000	482,497
Vistra Corp 8% (b)(e)(f)	100,000	104,657
		587,154
Multi-Utilities - 0.3%
Dominion Energy Inc 4.35% (b)(e)	225,000	227,592
TOTAL UTILITIES		1,036,391
TOTAL UNITED STATES		29,097,632
TOTAL PREFERRED SECURITIES (Cost $31,740,196)		32,835,975

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $4,767,439)	3.70	4,766,486	4,767,439

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $81,082,797)	82,152,097
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(47,807)
NET ASSETS - 100.0%	82,104,290

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	(9)	6/2026	(1,094,063)	(12,253)

The notional amount of short futures as a percentage of Net Assets is 1.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,132,614 or 11.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,815,336	17,815,286	14,863,273	53,148	90	-	4,767,439	4,766,486	0.0%
Total	1,815,336	17,815,286	14,863,273	53,148	90	-	4,767,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Financials	44,822	-	44,822	-
Information Technology	47,376	-	47,376	-
Utilities	137,022	77,339	59,683	-

Non-Convertible Corporate Bonds
Communication Services	2,066,712	-	2,066,712	-
Energy	3,181,983	-	3,181,983	-
Financials	5,585,847	-	5,585,847	-
Health Care	618,735	-	618,735	-
Utilities	4,951,406	-	4,951,406	-

Non-Convertible Preferred Stocks
Communication Services	4,469,680	4,469,680	-	-
Consumer Discretionary	220,550	220,550	-	-
Energy	175,335	175,335	-	-
Financials	14,336,269	14,336,269	-	-
Industrials	154,335	154,335	-	-
Information Technology	959,227	959,227	-	-
Real Estate	1,488,154	1,488,154	-	-
Utilities	6,111,230	6,111,230	-	-

Preferred Securities
Consumer Discretionary	574,972	-	574,972	-
Energy	7,390,977	-	7,390,977	-
Financials	22,960,689	-	22,960,689	-
Industrials	631,231	-	631,231	-
Utilities	1,278,106	-	1,278,106	-

Money Market Funds	4,767,439	4,767,439	-	-
Total Investments in Securities:	82,152,097	32,759,558	49,392,539	-
Derivative Instruments:

Liabilities
Futures Contracts	(12,253)	(12,253)	-	-
Total Liabilities	(12,253)	(12,253)	-	-
Total Derivative Instruments:	(12,253)	(12,253)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(12,253)
Total Interest Rate Risk	-	(12,253)
Total Value of Derivatives	-	(12,253)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Preferred Securities & Income ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $76,315,358)	$77,384,658
Fidelity Central Funds (cost $4,767,439)	4,767,439

Total Investment in Securities (cost $81,082,797)		$82,152,097
Segregated cash with brokers for derivative instruments		87,550
Dividends receivable		154,335
Interest receivable		290,397
Distributions receivable from Fidelity Central Funds		11,676
Other receivables		376
Total assets		82,696,431
Liabilities
Payable for investments purchased	$253,788
Distributions payable	292,500
Accrued management fee	39,665
Payable for daily variation margin on futures contracts	6,188
Total liabilities		592,141
Net Assets		$82,104,290
Net Assets consist of:
Paid in capital		$86,178,075
Total accumulated earnings (loss)		(4,073,785)
Net Assets		$82,104,290
Net Asset Value, offering price and redemption price per share ($82,104,290 ÷ 3,750,000 shares)		$21.89
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$1,557,753
Interest		466,908
Income from Fidelity Central Funds		53,148
Total income		2,077,809
Expenses
Management fee	$219,288
Independent trustees' fees and expenses	134
Total expenses before reductions	219,422
Expense reductions	(607)
Total expenses after reductions		218,815
Net Investment income (loss)		1,858,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	90,234
Fidelity Central Funds	90
Futures contracts	(43,909)
Total net realized gain (loss)		46,415
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	340,630
Futures contracts	(11,808)
Total change in net unrealized appreciation (depreciation)		328,822
Net gain (loss)		375,237
Net increase (decrease) in net assets resulting from operations		$2,234,231
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,858,994	$2,841,485
Net realized gain (loss)	46,415	(299,902)
Change in net unrealized appreciation (depreciation)	328,822	(69,191)
Net increase (decrease) in net assets resulting from operations	2,234,231	2,472,392
Distributions to shareholders	(1,875,800)	(2,789,100)

Share transactions
Proceeds from sales of shares	17,634,617	25,162,061
Cost of shares redeemed	-	(3,257,514)

Net increase (decrease) in net assets resulting from share transactions	17,634,617	21,904,547
Total increase (decrease) in net assets	17,993,048	21,587,839

Net Assets
Beginning of period	64,111,242	42,523,403
End of period	$82,104,290	$64,111,242

Other Information
Shares
Sold	800,000	1,150,000
Redeemed	-	(150,000)
Net increase (decrease)	800,000	1,000,000

Financial Highlights
Fidelity® Preferred Securities & Income ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.73	$21.81	$20.06	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.548	1.118	1.034	.937	.886	.170
Net realized and unrealized gain (loss)	.156	(.114)	1.765	(.510)	(4.485)	.187
Total from investment operations	.704	1.004	2.799	.427	(3.599)	.357
Distributions from net investment income	(.544)	(1.084)	(1.049)	(.856)	(.931)	(.157)
Distributions from tax return of capital	-	-	-	(.181)	-	-
Total distributions	(.544)	(1.084)	(1.049)	(1.037)	(.931)	(.157)
Net asset value, end of period	$21.89	$21.73	$21.81	$20.06	$20.67	$25.20
Total Return D,E,F	3.29%	4.76%	14.31%	2.19%	(14.50)%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.59%	.60%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.60 % I	.59%	.60%	.59%	.59%	.59% I
Expenses net of all reductions, if any	.59% I	.59%	.60%	.59%	.59%	.59% I
Net investment income (loss)	5.05% I	5.18%	4.95%	4.65%	3.98%	3.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$82,104	$64,111	$42,523	$32,095	$33,069	$6,300
Portfolio turnover rate J	18 % I	56%	28%	50%	21%	0%

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Enhanced High Yield ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, redemptions in-kind, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced High Yield ETF	561,251,468	12,058,834	(2,162,902)	9,895,932
Fidelity Preferred Securities & Income ETF	81,105,918	2,594,039	(1,560,113)	1,033,926

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced High Yield ETF	(13,917,163)	(20,698,198)	(34,615,361)
Fidelity Preferred Securities & Income ETF	(2,455,354)	(2,553,794)	(5,009,148)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Enhanced High Yield ETF
Credit Risk
Swaps	(39,664)	-
Total Credit Risk	(39,664)	-
Interest Rate Risk
Futures Contracts	65,634	(37,794)
Total Interest Rate Risk	65,634	(37,794)
Totals	25,970	(37,794)
Fidelity Preferred Securities & Income ETF
Interest Rate Risk
Futures Contracts	(43,909)	(11,808)
Total Interest Rate Risk	(43,909)	(11,808)
Totals	(43,909)	(11,808)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced High Yield ETF	131,724,419	129,975,179
Fidelity Preferred Securities & Income ETF	21,137,750	6,281,114

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced High Yield ETF	92,844,825	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced High Yield ETF	.35%
Fidelity Preferred Securities & Income ETF	.59%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Preferred Securities & Income ETF	115

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced High Yield ETF	4,400	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced High Yield ETF	4,857
Fidelity Preferred Securities & Income ETF	607
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887635.107
HIE-SANN-0426
Fidelity® Sustainable High Yield ETF

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable High Yield ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 6.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(e)(f)(g)	16,619	16,619
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (e)(f)(g)	7,577	7,537
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (e)(f)(g)	4,974	3,656
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (e)(f)(g)	166,678	70,005
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (e)(f)(g)(i)	65,000	58,175
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	69,671	62,290

TOTAL SWITZERLAND		120,465
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (e)(f)(g)(i)	140,000	139,685
UNITED STATES - 6.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (e)(f)(g)	11,060	7,853
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (e)(f)(g)	190,000	171,950
TOTAL COMMUNICATION SERVICES		179,803
Consumer Discretionary - 1.2%
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (e)(f)(g)	21,143	6,343
Hotels, Restaurants & Leisure - 0.8%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (e)(f)(g)	109,457	106,721
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (e)(f)(g)	204,556	189,957
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (e)(f)(g)	43,160	39,060
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (e)(f)(g)(h)	1,840	1,665
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (e)(f)(g)	373,652	359,079
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (e)(f)(g)	164,870	159,512
		855,994
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (e)(f)(g)	193,894	179,397
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (e)(f)(g)	64,485	53,071
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (e)(f)(g)(i)	55,000	52,335
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (e)(f)	21,559	6,468
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (e)(f)(g)	58,687	53,992
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (e)(f)	24,480	22,522
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (c)(e)(f)(g)	49,134	4,995
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (e)(f)(g)	98,797	88,176
		281,559
TOTAL CONSUMER DISCRETIONARY		1,323,293
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (e)(f)(g)	54,863	53,765
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(e)(f)(g)(j)	1,490	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(e)(f)(g)(j)	430	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (c)(e)(f)(g)	3,769	3,769
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (c)(e)(f)(g)	5,024	2,486
		6,255
TOTAL CONSUMER STAPLES		60,020
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (e)(f)(g)(j)	848,125	402,537
Financials - 0.2%
Insurance - 0.2%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (e)(f)(g)	215,000	211,059
Health Care - 1.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(e)(f)(g)	6,719	5,241
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (e)(f)(g)	6,863	6,314
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (e)(f)(g)(i)	45,000	42,112
		53,667
Pharmaceuticals - 1.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (e)(f)(g)	1,236,799	1,203,134
TOTAL HEALTH CARE		1,256,801
Industrials - 1.0%
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (e)(f)(g)	10,944	7,879
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (e)(f)(g)	104,817	76,555
		84,434
Commercial Services & Supplies - 0.9%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (e)(f)(g)	99,975	81,573
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (e)(f)(g)	19,736	16,825
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (e)(f)(g)	720,959	556,942
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (c)(e)(f)(g)	119,536	121,876
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (e)(f)(g)	205,000	192,751
		969,967
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (e)(f)(g)	40,000	39,850
TOTAL INDUSTRIALS		1,094,251
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/21/2033 (e)(f)(g)(i)	15,000	14,963
IT Services - 0.5%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (e)(f)(g)	11,000	8,962
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (e)(f)(g)	108,990	94,072
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	478,766	479,762
		582,796
Software - 0.2%
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (e)(f)(g)	40,000	30,000
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (e)(f)(g)	174,561	180,826
		210,826
TOTAL INFORMATION TECHNOLOGY		808,585
Materials - 1.0%
Chemicals - 0.8%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (e)(f)(g)	35,000	33,513
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (e)(f)(h)	622	622
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (e)(f)(g)	4,897	4,402
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (e)(f)(g)	2,365	2,370
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (e)(f)(g)	280,000	274,296
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (e)(f)(g)	343,180	305,675
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (e)(f)(g)	95,015	93,097
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (e)(f)(g)	49,265	46,227
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (e)(f)(g)	159,736	124,194
		884,396
Containers & Packaging - 0.2%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (e)(f)(g)	210,000	208,032
TOTAL MATERIALS		1,092,428
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (e)(f)(g)	164,094	163,958
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (e)(f)(g)(h)	20,906	20,888
TOTAL UTILITIES		184,846
TOTAL UNITED STATES		6,613,623
TOTAL BANK LOAN OBLIGATIONS (Cost $7,262,130)		6,971,590

Common Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (c)	3,726	67,713
Altice France Holding SA rights (b)(c)(d)	106	1,192

TOTAL FRANCE		68,905
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (b)	38,570	104,218
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
White Iris LLC (c)	153	2,306
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Hess Midstream LP Class A	4,300	166,324
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (b)	7,100	46,221
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	981	8,280
Cano Health LLC warrants 6/28/2029 (b)(c)	107	148
ModivCare Inc (c)	890	5,006
Surgery Partners Inc (b)	6,765	104,858
		118,292
TOTAL HEALTH CARE		164,513
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (b)	940	62,491
TOTAL UNITED STATES		395,634
TOTAL COMMON STOCKS (Cost $533,131)		568,757

Convertible Corporate Bonds - 2.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (d)	111,000	116,939
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 3.125% 3/15/2030	160,000	106,960
UNITED STATES - 1.9%
Communication Services - 0.7%
Media - 0.7%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	214,839	758,919
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	421,000	402,055
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	59,000	102,631
ON Semiconductor Corp 0% 5/1/2027 (l)	57,000	76,751
Wolfspeed Inc 2.5% 6/15/2031	19,000	32,122
Wolfspeed Inc 2.5% 6/15/2031 (d)	14,000	23,668
		235,172
Software - 0.5%
Riot Platforms Inc 0.75% 1/15/2030	218,000	295,717
Terawulf Inc 0% 5/1/2032 (d)(l)	174,000	190,808
		486,525
TOTAL INFORMATION TECHNOLOGY		721,697
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	159,000	169,939
TOTAL UNITED STATES		2,052,610
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,620,470)		2,276,509

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	3,210	157,643
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (c)	3,085	86,935
Information Technology - 0.2%
Software - 0.2%
Oracle Corp Series D 6.5%	4,029	184,811
TOTAL UNITED STATES		429,389
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $437,610)		429,389

Non-Convertible Corporate Bonds - 87.8%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		120,000	96,900
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (d)(j)		411,000	77,063
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (d)		50,000	50,230
TOTAL INDUSTRIALS			127,293
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)		520,000	522,600
TOTAL BRAZIL			649,893
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.5% 10/2/2030 (d)		115,000	115,152
CANADA - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (e)		86,000	88,805
TELUS Corp 7% 10/15/2055 (e)		90,000	94,973
TOTAL COMMUNICATION SERVICES			183,778
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		247,000	237,196
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		162,000	164,863
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		121,000	124,444
TOTAL CONSUMER DISCRETIONARY			526,503
Materials - 1.0%
Metals & Mining - 1.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,087,000	1,095,604
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034		155,000	155,969
TransAlta Corp 6.5% 3/15/2040		100,000	100,972
TOTAL UTILITIES			256,941
TOTAL CANADA			2,062,826
COLOMBIA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (d)(j)		546,000	161,070
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		203,000	162,644

TOTAL COLOMBIA			323,714
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (d)		266,000	277,543
FRANCE - 0.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 4/15/2032 (d)		402,271	385,257
Altice France SA 6.875% 10/15/2030 (d)		83,841	81,277
Altice France SA 6.875% 7/15/2032 (d)		49,542	47,562
TOTAL COMMUNICATION SERVICES			514,096
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Forvia SE 6.75% 9/15/2033 (d)		309,000	317,529
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (d)		170,000	182,294
TOTAL FRANCE			1,013,919
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		8,000	6,910
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		80,000	60,000
Tullow Oil PLC 10.25% 5/15/2026 (d)		220,000	195,008

TOTAL GHANA			261,918
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		25,000	24,816
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		30,000	31,130

TOTAL ISRAEL			55,946
LUXEMBOURG - 0.6%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (d)		195,000	135,275
Altice Financing SA 9.625% 7/15/2027 (d)		90,000	67,293
			202,568
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		40,400	37,964
TOTAL COMMUNICATION SERVICES			240,532
Materials - 0.4%
Chemicals - 0.4%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		470,000	413,609
TOTAL LUXEMBOURG			654,141
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		60,000	60,798
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (d)		98,000	97,517
IHS Holding Ltd 6.25% 11/29/2028 (d)		26,000	26,073
IHS Holding Ltd 7.875% 5/29/2030 (d)		110,000	114,813
IHS Holding Ltd 8.25% 11/29/2031 (d)		20,000	21,301

TOTAL NIGERIA			259,704
SOUTH AFRICA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		362,000	349,384
SWITZERLAND - 0.8%
Materials - 0.8%
Chemicals - 0.8%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		135,000	116,775
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		460,000	386,400
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		335,000	332,624

TOTAL SWITZERLAND			835,799
UNITED STATES - 81.4%
Communication Services - 6.7%
Diversified Telecommunication Services - 2.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		400,000	419,837
Black Pearl Compute LLC 6.125% 2/15/2031 (d)		114,000	116,674
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		25,000	24,980
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		50,000	49,963
Connect Holdings LLC 10.5% 4/3/2031 (d)		45,000	43,517
Flash Compute LLC 7.25% 12/31/2030 (d)		165,000	168,897
Level 3 Financing Inc 3.625% 1/15/2029 (d)		20,000	18,800
Level 3 Financing Inc 3.75% 7/15/2029 (d)		147,000	136,260
Level 3 Financing Inc 4.25% 7/1/2028 (d)		10,000	9,640
Level 3 Financing Inc 6.875% 6/30/2033 (d)		1,206,500	1,249,542
Level 3 Financing Inc 7% 3/31/2034 (d)		145,000	150,734
Level 3 Financing Inc 8.5% 1/15/2036 (d)		505,000	525,806
Lumen Technologies Inc 4.5% 1/15/2029 (d)		7,000	6,663
WULF Compute LLC 7.75% 10/15/2030 (d)		170,000	180,032
			3,101,345
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)		33,000	32,869
Snap Inc 6.875% 3/15/2034 (d)		60,000	59,817
			92,686
Media - 3.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		95,000	77,900
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		1,073,000	934,692
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		302,000	280,838
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)		90,000	92,020
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)		35,000	35,526
CMG Media Corp 8.875% 6/18/2029 (d)		14,000	12,218
CSC Holdings LLC 3.375% 2/15/2031 (d)		291,000	173,462
CSC Holdings LLC 4.125% 12/1/2030 (d)		170,000	103,712
CSC Holdings LLC 4.5% 11/15/2031 (d)		235,000	141,036
CSC Holdings LLC 4.625% 12/1/2030 (d)		108,000	39,972
Discovery Communications LLC 6.35% 6/1/2040		167,000	135,955
Discovery Global Holdings Inc 5.05% 3/15/2042		70,000	50,225
DISH DBS Corp 5.125% 6/1/2029		86,000	76,801
DISH DBS Corp 5.25% 12/1/2026 (d)		85,000	82,563
DISH DBS Corp 7.375% 7/1/2028		25,000	24,121
DISH DBS Corp 7.75% 7/1/2026		320,000	316,036
EW Scripps Co/The 9.875% 8/15/2030 (d)		90,000	90,373
Univision Communications Inc 8.5% 7/31/2031 (d)		1,479,000	1,513,617
			4,181,067
TOTAL COMMUNICATION SERVICES			7,375,098
Consumer Discretionary - 11.0%
Automobile Components - 0.4%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		97,000	98,719
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		230,000	233,759
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(n)		105,000	105,296
			437,774
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		177,000	167,421
Broadline Retail - 1.4%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		28,245	18,891
Saks Global Enterprises LLC 11% (d)(j)		1	0
Saks Global Enterprises LLC 11% (c)(d)(j)		46,349	0
Wayfair LLC 6.75% 11/15/2032 (d)		204,000	207,915
Wayfair LLC 7.25% 10/31/2029 (d)		859,000	887,727
Wayfair LLC 7.75% 9/15/2030 (d)		418,000	439,573
			1,554,106
Diversified Consumer Services - 0.6%
Sotheby's 7.375% 10/15/2027 (d)		402,000	399,550
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)		10,000	9,621
StoneMor Inc 8.5% 5/15/2029 (d)		287,000	278,397
			687,568
Hotels, Restaurants & Leisure - 4.0%
Acushnet Co 5.625% 12/1/2033 (d)		35,000	35,621
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		65,000	59,873
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		2,083,000	1,940,809
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (d)		140,000	141,494
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		321,000	330,384
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		85,000	87,877
Light & Wonder International Inc 6.25% 10/1/2033 (d)		90,000	90,389
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		110,000	81,479
NCL Corp Ltd 5.875% 1/15/2031 (d)		275,000	277,832
NCL Corp Ltd 6.25% 9/15/2033 (d)		303,000	305,842
Yum! Brands Inc 4.625% 1/31/2032		1,057,000	1,039,198
			4,390,798
Household Durables - 3.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		252,000	259,276
LGI Homes Inc 7% 11/15/2032 (d)		425,000	416,645
TopBuild Corp 5.625% 1/31/2034 (d)		438,000	441,746
Whirlpool Corp 5.75% 3/1/2034		263,000	249,730
Whirlpool Corp 6.125% 6/15/2030		704,000	707,160
Whirlpool Corp 6.5% 6/15/2033		1,311,000	1,308,307
			3,382,864
Specialty Retail - 1.4%
Advance Auto Parts Inc 7.375% 8/1/2033 (d)		104,000	106,580
Carvana Co 4.875% 9/1/2029 (d)		25,000	22,750
Carvana Co 9% 6/1/2030 pay-in-kind (d)(e)		195,847	203,888
Champions Financing Inc 8.75% 2/15/2029 (d)		212,000	200,994
LBM Acquisition LLC 6.25% 1/15/2029 (d)		50,000	38,121
Michaels Cos Inc/The 11% 3/15/2034 (d)(n)		160,000	149,546
Michaels Cos Inc/The 7.875% 5/1/2029 (d)		99,000	99,445
Michaels Cos Inc/The 8.5% 3/15/2033 (d)(n)		160,000	155,633
Staples Inc 10.75% 9/1/2029 (d)		418,000	383,543
Staples Inc 12.75% 1/15/2030 (d)		325,538	228,837
			1,589,337
TOTAL CONSUMER DISCRETIONARY			12,209,868
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		237,000	235,044
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		70,000	70,471
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		189,000	188,060
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		176,000	181,488
Albertsons Cos Inc 5.625% 3/31/2032 (d)		180,000	180,709
C&S Group Enterprises LLC 5% 12/15/2028 (d)		171,000	161,660
Performance Food Group Inc 4.25% 8/1/2029 (d)		45,000	44,150
Performance Food Group Inc 5.625% 3/1/2034 (d)		115,000	115,385
Performance Food Group Inc 6.125% 9/15/2032 (d)		50,000	51,325
US Foods Inc 5.75% 4/15/2033 (d)		33,000	33,661
			1,261,953
Food Products - 1.6%
Post Holdings Inc 4.5% 9/15/2031 (d)		881,000	842,869
Post Holdings Inc 4.625% 4/15/2030 (d)		234,000	229,051
Post Holdings Inc 6.25% 10/15/2034 (d)		204,000	208,351
Post Holdings Inc 6.25% 2/15/2032 (d)		87,000	89,497
Post Holdings Inc 6.375% 3/1/2033 (d)		300,000	305,365
Post Holdings Inc 6.5% 3/15/2036 (d)		110,000	111,901
			1,787,034
Household Products - 0.2%
Resideo Funding Inc 6.5% 7/15/2032 (d)		194,000	198,058
TOTAL CONSUMER STAPLES			3,247,045
Energy - 7.5%
Energy Equipment & Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)		231,000	231,180
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		138,000	143,609
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (d)		245,000	248,059
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		146,000	150,559
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		89,000	92,995
Oceaneering International Inc 6% 2/1/2028		113,000	114,971
			981,373
Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		133,000	135,015
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (d)		165,000	167,579
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (d)		80,000	85,226
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		207,000	215,115
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		723,000	705,117
CNX Resources Corp 5.875% 3/1/2034 (d)		110,000	110,201
CNX Resources Corp 7.25% 3/1/2032 (d)		277,000	290,461
CNX Resources Corp 7.375% 1/15/2031 (d)		159,000	164,905
Energy Transfer LP 6.5% 2/15/2056 (e)		50,000	50,522
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		716,000	723,041
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		307,000	317,641
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,151,000	1,134,065
Sunoco LP 5.375% 7/15/2031 (d)(n)		105,000	105,245
Sunoco LP 5.625% 3/15/2031 (d)		206,000	207,771
Sunoco LP 5.625% 7/15/2034 (d)(n)		105,000	104,984
Sunoco LP 5.875% 3/15/2034 (d)		327,000	328,306
Sunoco LP 6.25% 7/1/2033 (d)		795,000	818,791
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		847,000	856,005
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		764,000	785,166
			7,305,156
TOTAL ENERGY			8,286,529
Financials - 7.1%
Capital Markets - 0.4%
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		248,000	235,802
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		209,000	203,511
			439,313
Consumer Finance - 1.8%
Ally Financial Inc 6.646% 1/17/2040 (e)		929,000	926,823
LFS Topco LLC 8.75% 7/15/2030 (d)		165,000	159,632
OneMain Finance Corp 3.5% 1/15/2027		94,000	92,899
OneMain Finance Corp 6.125% 5/15/2030		202,000	202,793
OneMain Finance Corp 6.5% 3/15/2033		155,000	153,588
OneMain Finance Corp 6.625% 5/15/2029		213,000	217,447
OneMain Finance Corp 6.75% 9/15/2033		40,000	39,700
OneMain Finance Corp 7.125% 11/15/2031		93,000	95,088
OneMain Finance Corp 7.125% 9/15/2032		45,000	46,019
SLM Corp 6.5% 1/31/2030		77,000	78,193
			2,012,182
Financial Services - 2.9%
Block Inc 3.5% 6/1/2031		1,040,000	976,552
Block Inc 5.625% 8/15/2030 (d)		202,000	204,648
Block Inc 6% 8/15/2033 (d)		291,000	295,710
Block Inc 6.5% 5/15/2032		1,081,000	1,112,089
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		192,000	179,581
Clue Opco LLC 9.5% 10/15/2031 (d)		42,000	43,493
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (e)		105,000	104,971
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (e)		108,000	113,785
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		35,000	28,007
NFE Financing LLC 12% (d)(j)		267,216	96,599
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		38,000	37,560
WEX Inc 6.5% 3/15/2033 (d)		31,000	31,156
			3,224,151
Insurance - 0.8%
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (d)		497,000	522,003
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (d)		345,000	343,333
			865,336
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		65,000	65,646
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		144,000	143,125
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		280,000	281,346
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		60,000	60,627
Starwood Property Trust Inc 6% 4/15/2030 (d)		129,000	131,989
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		285,000	297,016
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		237,000	246,486
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		63,000	66,015
			1,292,250
TOTAL FINANCIALS			7,833,232
Health Care - 14.7%
Biotechnology - 0.3%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (d)		100,000	100,879
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		211,000	184,493
			285,372
Health Care Providers & Services - 10.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		146,000	150,723
Accendra Health Inc 6.625% 4/1/2030 (d)		528,000	254,041
AMN Healthcare Inc 4% 4/15/2029 (d)		348,000	331,438
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		895,000	821,156
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		272,000	261,346
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		183,000	161,792
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		170,000	179,149
CVS Health Corp 6.75% 12/10/2054 (e)		1,755,000	1,825,507
CVS Health Corp 7% 3/10/2055 (e)		681,000	716,294
DaVita Inc 3.75% 2/15/2031 (d)		797,000	744,791
DaVita Inc 6.875% 9/1/2032 (d)		529,000	549,676
Encompass Health Corp 4.625% 4/1/2031		284,000	278,817
Molina Healthcare Inc 3.875% 11/15/2030 (d)		710,000	646,759
Molina Healthcare Inc 6.25% 1/15/2033 (d)		407,000	400,372
Molina Healthcare Inc 6.5% 2/15/2031 (d)		353,000	354,128
National Mentor Holdings Inc 10.5% 12/15/2030 (d)		150,000	149,446
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		692,000	687,524
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(e)		10,768	10,067
TEAM Services Holding Inc 9% 2/15/2033 (d)		170,000	166,287
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		1,060,000	1,073,178
Tenet Healthcare Corp 6% 11/15/2033 (d)		259,000	267,658
Tenet Healthcare Corp 6.125% 10/1/2028		1,012,000	1,014,336
Tenet Healthcare Corp 6.125% 6/15/2030		80,000	81,596
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		304,000	304,095
			11,430,176
Health Care Technology - 1.4%
IQVIA Inc 5% 10/15/2026 (d)		607,000	606,343
IQVIA Inc 5% 5/15/2027 (d)		558,000	556,780
IQVIA Inc 6.25% 6/1/2032 (d)		386,000	397,069
			1,560,192
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,080,000	1,065,634
Fortrea Holdings Inc 7.5% 7/1/2030 (d)		54,000	51,525
			1,117,159
Pharmaceuticals - 1.7%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		55,000	54,505
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		15,000	14,725
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,082,000	961,471
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		265,000	257,050
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		588,000	547,994
			1,835,745
TOTAL HEALTH CARE			16,228,644
Industrials - 7.6%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029		328,000	327,573
ATI Inc 7.25% 8/15/2030		126,000	131,981
TransDigm Inc 4.875% 5/1/2029		126,000	125,779
TransDigm Inc 6% 1/15/2033 (d)		390,000	396,899
TransDigm Inc 6.125% 7/31/2034 (d)		135,000	137,124
TransDigm Inc 6.25% 1/31/2034 (d)		48,000	49,656
TransDigm Inc 6.375% 3/1/2029 (d)		518,000	531,598
TransDigm Inc 6.375% 5/31/2033 (d)		116,000	118,393
TransDigm Inc 6.625% 3/1/2032 (d)		32,000	33,151
TransDigm Inc 6.75% 1/31/2034 (d)		101,000	104,816
			1,956,970
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (d)		215,000	224,271
Building Products - 1.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (d)		105,000	105,801
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		95,000	96,660
Builders FirstSource Inc 6.375% 3/1/2034 (d)		83,000	85,491
Builders FirstSource Inc 6.75% 5/15/2035 (d)		169,000	176,363
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		664,000	501,328
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		257,000	128,267
			1,093,910
Commercial Services & Supplies - 3.2%
ADT Security Corp/The 5.875% 10/15/2033 (d)		153,000	155,504
Artera Services LLC 8.5% 2/15/2031 (d)		994,000	830,952
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		854,000	797,525
Neptune Bidco US Inc 9.5% 2/15/2033 (d)		135,000	132,137
OT Midco Inc 10% 2/15/2030 (d)		110,000	46,703
Reworld Holding Corp 4.875% 12/1/2029 (d)		1,613,000	1,554,485
			3,517,306
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (d)		182,000	185,961
Electrical Equipment - 0.3%
WESCO Distribution Inc 5.25% 4/15/2031 (d)		120,000	119,787
WESCO Distribution Inc 5.5% 4/15/2034 (d)		160,000	161,242
			281,029
Machinery - 0.4%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)		126,485	139,766
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)		105,000	107,946
Enpro Inc 6.125% 6/1/2033 (d)		55,000	56,763
Terex Corp 6.25% 10/15/2032 (d)		175,000	180,227
			484,702
Trading Companies & Distributors - 0.6%
Herc Holdings Inc 5.75% 3/15/2031 (d)		50,000	50,686
Herc Holdings Inc 6% 3/15/2034 (d)		145,000	145,774
Herc Holdings Inc 7% 6/15/2030 (d)		94,000	98,504
Herc Holdings Inc 7.25% 6/15/2033 (d)		129,000	136,362
United Rentals North America Inc 5.375% 11/15/2033 (d)		166,000	167,354
United Rentals North America Inc 6.125% 3/15/2034 (d)		67,000	70,187
			668,867
TOTAL INDUSTRIALS			8,413,016
Information Technology - 4.6%
IT Services - 1.9%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		276,000	271,274
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		121,000	118,778
CoreWeave Inc 9% 2/1/2031 (d)		510,000	492,082
CoreWeave Inc 9.25% 6/1/2030 (d)		91,000	89,130
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,265,000	1,183,439
			2,154,703
Semiconductors & Semiconductor Equipment - 1.8%
Entegris Inc 5.95% 6/15/2030 (d)		1,226,000	1,250,196
ON Semiconductor Corp 3.875% 9/1/2028 (d)		719,000	703,835
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (e)		24,675	18,282
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(e)		15,525	16,593
			1,988,906
Software - 0.7%
Oracle Corp 3.6% 4/1/2040		602,000	454,929
Oracle Corp 4.95% 2/4/2031		50,000	49,898
Oracle Corp 5.35% 5/4/2033		50,000	50,169
Oracle Corp 5.7% 2/4/2036		50,000	50,028
Oracle Corp 6.55% 2/4/2046		105,000	102,317
Oracle Corp 6.7% 2/4/2056		50,000	48,488
Oracle Corp 6.85% 2/4/2066		10,000	9,579
Rackspace Finance LLC 3.5% 5/15/2028 (d)		12,525	5,096
			770,504
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (d)		40,000	38,097
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		96,000	98,210
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		64,000	65,866
			202,173
TOTAL INFORMATION TECHNOLOGY			5,116,286
Materials - 7.8%
Chemicals - 5.6%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(e)		121,992	105,523
Celanese US Holdings LLC 6.5% 4/15/2030		267,000	273,560
Celanese US Holdings LLC 6.75% 4/15/2033		567,000	581,347
Celanese US Holdings LLC 6.879% 7/15/2032 (e)		305,000	321,536
Celanese US Holdings LLC 7% 2/15/2031		215,000	221,472
Celanese US Holdings LLC 7.05% 11/15/2030 (e)		70,000	74,632
Celanese US Holdings LLC 7.2% 11/15/2033 (e)		200,000	214,869
Celanese US Holdings LLC 7.375% 2/15/2034		175,000	179,780
Chemours Co/The 4.625% 11/15/2029 (d)		1,373,000	1,300,520
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		49,085	25,854
Mativ Holdings Inc 8% 10/1/2029 (d)		130,000	128,299
Olin Corp 5% 2/1/2030		654,000	635,995
Olin Corp 6.625% 4/1/2033 (d)		811,000	791,919
Olympus Water US Holding Corp 6.75% 8/1/2032 (d)		437,000	430,187
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		598,000	595,290
Perimeter Holdings LLC 6.25% 1/15/2034 (d)		95,000	95,433
Tronox Inc 4.625% 3/15/2029 (d)		235,000	181,698
			6,157,914
Construction Materials - 1.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		754,000	783,631
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		273,000	283,771
			1,067,402
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		380,000	362,686
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)		301,000	308,078
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		484,000	497,275
			1,168,039
Metals & Mining - 0.1%
Commercial Metals Co 5.75% 11/15/2033 (d)		115,000	117,333
Commercial Metals Co 6% 12/15/2035 (d)		79,000	80,915
			198,248
TOTAL MATERIALS			8,591,603
Real Estate - 3.1%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		80,000	75,598
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		260,000	263,694
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		135,000	136,918
			476,210
Health Care REITs - 0.8%
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	100,000	115,803
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		443,000	382,748
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		382,000	374,361
			872,912
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (d)(n)		95,000	95,694
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		60,000	62,327
			158,021
Real Estate Management & Development - 1.8%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		265,000	267,874
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		240,000	236,583
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		200,000	215,502
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		950,000	958,279
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		255,000	263,489
			1,941,727
TOTAL REAL ESTATE			3,448,870
Utilities - 8.4%
Electric Utilities - 6.9%
DPL LLC/Ohio 4.35% 4/15/2029		1,008,000	992,820
Edison International 4.8% 3/15/2031		105,000	104,937
Edison International 7.875% 6/15/2054 (e)		296,000	308,147
Edison International 8.125% 6/15/2053 (e)		154,000	160,081
NRG Energy Inc 5.75% 1/15/2034 (d)		212,000	214,899
NRG Energy Inc 5.75% 7/15/2029 (d)		62,000	62,107
NRG Energy Inc 6% 1/15/2036 (d)		165,000	167,915
NRG Energy Inc 6% 2/1/2033 (d)		511,000	523,373
NRG Energy Inc 6.25% 11/1/2034 (d)		631,000	652,561
PG&E Corp 5.25% 7/1/2030		1,550,000	1,551,284
PG&E Corp 6.85% 9/15/2056 (e)		158,000	157,744
PG&E Corp 7.375% 3/15/2055 (e)		798,000	825,913
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		656,000	653,194
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		429,000	445,281
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		293,000	303,797
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		325,000	344,126
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		160,000	169,359
			7,637,538
Independent Power and Renewable Electricity Producers - 1.5%
AES Corp/The 6.95% 7/15/2055 (e)		131,000	126,581
Sunnova Energy Corp 5.875% (c)(d)(j)		179,000	448
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		1,572,000	1,536,836
			1,663,865
TOTAL UTILITIES			9,301,403
TOTAL UNITED STATES			90,051,594
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $96,627,123)			97,069,231

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.25% (k) (Cost $98,555)	1,052	105,199

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.2%
Banks - 0.1%
BW Real Estate Inc 9.5% (d)(e)(m)	100,000	106,220
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (e)(m)	70,000	69,922
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(m)	16,452	16,616
TOTAL FINANCIALS		192,758
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 4.125% (e)(m)	320,000	320,082
TOTAL UNITED STATES		512,840
TOTAL PREFERRED SECURITIES (Cost $500,756)		512,840

U.S. Treasury Obligations - 0.2%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2046 (Cost $260,882)	4.57	259,000	260,821

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $1,356,472)	3.70	1,356,201	1,356,472

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $108,697,129)	109,550,808
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,050,402
NET ASSETS - 100.0%	110,601,210

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,032,131 or 66.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,485 and $4,308, respectively.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	338,417	15,195,831	14,177,734	23,842	(42)	-	1,356,472	1,356,201	0.0%
Total	338,417	15,195,831	14,177,734	23,842	(42)	-	1,356,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Communication Services	190,996	-	190,996	-
Consumer Discretionary	1,323,293	-	1,318,298	4,995
Consumer Staples	60,020	-	53,765	6,255
Energy	558,841	-	542,222	16,619
Financials	211,059	-	211,059	-
Health Care	1,256,801	-	1,251,560	5,241
Industrials	1,094,251	-	972,375	121,876
Information Technology	808,585	-	808,585	-
Materials	1,212,893	-	1,212,893	-
Utilities	254,851	-	254,851	-

Common Stocks
Communication Services	173,123	104,218	-	68,905
Consumer Discretionary	2,306	-	-	2,306
Energy	166,324	166,324	-	-
Health Care	164,513	151,079	-	13,434
Information Technology	62,491	62,491	-	-

Convertible Corporate Bonds
Communication Services	758,919	-	758,919	-
Energy	223,899	-	223,899	-
Financials	402,055	-	402,055	-
Information Technology	721,697	-	721,697	-
Utilities	169,939	-	169,939	-

Convertible Preferred Stocks
Consumer Discretionary	157,643	-	157,643	-
Financials	86,935	-	-	86,935
Information Technology	184,811	-	184,811	-

Non-Convertible Corporate Bonds
Communication Services	8,983,390	-	8,983,390	-
Consumer Discretionary	13,428,343	-	13,428,343	-
Consumer Staples	3,247,045	-	3,247,045	-
Energy	9,169,607	-	9,169,607	-
Financials	7,833,232	-	7,833,232	-
Health Care	16,284,590	-	16,284,590	-
Industrials	8,540,309	-	8,540,309	-
Information Technology	5,116,286	-	5,116,286	-
Materials	11,459,215	-	11,459,215	-
Real Estate	3,448,870	-	3,448,870	-
Utilities	9,558,344	-	9,557,896	448

Non-Convertible Preferred Stocks
Information Technology	105,199	105,199	-	-

Preferred Securities
Financials	192,758	-	176,142	16,616
Industrials	320,082	-	320,082	-

U.S. Treasury Obligations	260,821	-	260,821	-

Money Market Funds	1,356,472	1,356,472	-	-
Total Investments in Securities:	109,550,808	1,945,783	107,261,395	343,630
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $107,340,657)	$108,194,336
Fidelity Central Funds (cost $1,356,472)	1,356,472

Total Investment in Securities (cost $108,697,129)		$109,550,808
Cash		188,525
Foreign currency held at value (cost $2)		2
Receivable for investments sold
Regular delivery		2,971,816
Delayed delivery		55,138
Receivable for fund shares sold		6,076,014
Dividends receivable		755
Interest receivable		1,574,629
Distributions receivable from Fidelity Central Funds		5,171
Other receivables		31
Total assets		120,422,889
Liabilities
Payable for investments purchased
Regular delivery	$8,348,213
Delayed delivery	991,742
Distributions payable	434,300
Accrued management fee	47,132
Other payables and accrued expenses	292
Total liabilities		9,821,679
Net Assets		$110,601,210
Net Assets consist of:
Paid in capital		$109,523,476
Total accumulated earnings (loss)		1,077,734
Net Assets		$110,601,210
Net Asset Value, offering price and redemption price per share ($110,601,210 ÷ 2,275,000 shares)		$48.62
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$16,903
Interest		2,718,347
Income from Fidelity Central Funds		23,842
Total income		2,759,092
Expenses
Management fee	$219,198
Independent trustees' fees and expenses	126
Total expenses before reductions	219,324
Expense reductions	(1,299)
Total expenses after reductions		218,025
Net Investment income (loss)		2,541,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	410,763
Fidelity Central Funds	(42)
Foreign currency transactions	47
Total net realized gain (loss)		410,768
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	216,999
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		217,002
Net gain (loss)		627,770
Net increase (decrease) in net assets resulting from operations		$3,168,837
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,541,067	$2,932,932
Net realized gain (loss)	410,768	317,058
Change in net unrealized appreciation (depreciation)	217,002	209,383
Net increase (decrease) in net assets resulting from operations	3,168,837	3,459,373
Distributions to shareholders	(2,467,000)	(2,926,125)

Share transactions
Proceeds from sales of shares	53,338,187	30,994,139
Cost of shares redeemed	-	(2,270,268)

Net increase (decrease) in net assets resulting from share transactions	53,338,187	28,723,871
Total increase (decrease) in net assets	54,040,024	29,257,119

Net Assets
Beginning of period	56,561,186	27,304,067
End of period	$110,601,210	$56,561,186

Other Information
Shares
Sold	1,100,000	650,000
Redeemed	-	(50,000)
Net increase (decrease)	1,100,000	600,000

Financial Highlights
Fidelity® Sustainable High Yield ETF

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$48.14	$47.49	$45.23	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.548	3.290	3.195	3.045	1.404
Net realized and unrealized gain (loss)	.383	.549	2.168	(.092)	(4.758)
Total from investment operations	1.931	3.839	5.363	2.953	(3.354)
Distributions from net investment income	(1.451)	(3.189)	(3.103)	(2.983)	(1.386)
Total distributions	(1.451)	(3.189)	(3.103)	(2.983)	(1.386)
Net asset value, end of period	$48.62	$48.14	$47.49	$45.23	$45.26
Total Return D,E,F	4.06%	8.40%	12.33%	6.83%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I	.55%	.56%	.55%	.55% I
Expenses net of fee waivers, if any	.56 % I	.55%	.56%	.55%	.55% I
Expenses net of all reductions, if any	.56% I	.55%	.56%	.55%	.55% I
Net investment income (loss)	6.47% I	6.95%	6.95%	6.78%	5.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$110,601	$56,561	$27,304	$9,046	$9,052
Portfolio turnover rate J	102 % I,K	104% K	71% K	48%	24% L

AFor the period February 15, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, prior period premium and discount on debt securities, certain conversion ratio adjustments, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,651,142
Gross unrealized depreciation	(1,790,729)
Net unrealized appreciation (depreciation)	$860,413
Tax cost	$108,690,395

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(60,087)
Long-term	(212,819)
Total capital loss carryforward	$(272,906)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	35,267,407	34,519,650

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable High Yield ETF	48,948,598	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable High Yield ETF	29

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable High Yield ETF	61,249	28,213	6,580
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,299.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904450.104
SHY-SANN-0426
Fidelity® CLO ETF

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® CLO ETF
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 40.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 6.5%
Brant Point CLO Ltd Series 2026-3A Class D2R, CME Term SOFR 3 month Index + 4.1%, 7.7299% 1/20/2039 (b)(c)(d)	500,000	500,198
Ocp CLO Aegis Ltd Series 2026-39A Class D1R, CME Term SOFR 3 month Index + 2.6%, 0% 4/16/2038 (b)(c)(d)	500,000	500,000
OCP CLO Ltd Series 2026-31A Class D2R, CME Term SOFR 3 month Index + 3.6%, 3.6% 4/20/2039 (b)(c)(d)	625,000	624,904
TOTAL BAILIWICK OF JERSEY		1,625,102
BERMUDA - 2.0%
RR Ltd Series 2026-25A Class C2R2, CME Term SOFR 3 month Index + 3.75%, 7.4191% 4/15/2041 (b)(c)(d)	500,000	500,000
GRAND CAYMAN (UK OVERSEAS TER) - 31.7%
Aimco Series 2026-27A Class D2, CME Term SOFR 3 month Index + 3.4%, 3.4% 4/20/2039 (b)(c)(d)(e)	500,000	500,000
Anchorage Capital CLO Ltd Series 2026-37A Class D, CME Term SOFR 3 month Index + 3.1%, 3.1% 4/20/2039 (b)(c)(d)(e)	625,000	624,934
Carlyle Us CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.49%, 5.1576% 7/20/2037 (b)(c)(d)	500,000	500,350
Carval Clo II Ltd / Carval Clo II LLC Series 2024-1A Class CR2, CME Term SOFR 3 month Index + 1.8%, 5.4676% 4/20/2032 (b)(c)(d)	250,000	250,430
Cifc Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 4/17/2035 (b)(c)(d)	500,000	500,199
Fortress Credit Bsl VIII Ltd Series 2024-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2697% 10/20/2032 (b)(c)(d)	500,000	500,332
Galaxy Clo Ltd Series 2026-32A Class D1R, CME Term SOFR 3 month Index + 2.95%, 2.95% 1/20/2039 (b)(c)(d)	625,000	624,904
Garnet Series 2025-4A Class E, CME Term SOFR 3 month Index + 5%, 8.6589% 1/20/2039 (b)(c)(d)	500,000	492,500
Kkr CLO Ltd Series 2025-25 Class AR2, CME Term SOFR 3 month Index + 0.95%, 4.6222% 7/15/2034 (b)(c)(d)	450,000	449,550
Midocean Credit Clo Xxii Series 2026-22A Class E, CME Term SOFR 3 month Index + 4.9%, 4.9% 4/20/2039 (b)(c)(d)(e)	625,000	624,935
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.1553% 5/18/2034 (b)(c)(d)	500,000	496,979
Pstat Series 2026-1A Class DR, CME Term SOFR 3 month Index + 3.75%, 7.4096% 10/15/2032 (b)(c)(d)	750,000	743,426
Signal Peak CLO Ltd Series 2024-11A Class D1, CME Term SOFR 3 month Index + 3.1%, 6.7676% 7/18/2037 (b)(c)(d)	500,000	498,470
Trestles CLO X Ltd Series 2026-10A Class D1, CME Term SOFR 3 month Index + 2.65%, 2.65% 4/20/2039 (b)(c)(d)(e)	625,000	624,904
Trestles Clo X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 4.9%, 4.5% 4/20/2039 (b)(c)(d)(e)	500,000	500,122
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,932,035
TOTAL ASSET-BACKED SECURITIES (Cost $10,069,598)		10,057,137

Collateralized Mortgage Obligations - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class A1, 4.5079% 2/25/2046 (c)(d) (Cost $1,000,000)	1,000,000	1,000,938

Fixed-Income Funds - 2.2%
	Shares	Value ($)
Fidelity AAA CLO ETF (f) (Cost $550,039)	10,960	548,931

Money Market Funds - 71.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $17,854,495)	3.70	17,850,925	17,854,495

TOTAL INVESTMENT IN SECURITIES - 117.9% (Cost $29,474,132)	29,461,501
NET OTHER ASSETS (LIABILITIES) - (17.9)%	(4,468,126)
NET ASSETS - 100.0%	24,993,375

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,058,075 or 44.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	25,000,000	7,145,505	36,733	-	-	17,854,495	17,850,925	0.0%
Total	-	25,000,000	7,145,505	36,733	-	-	17,854,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity AAA CLO ETF	-	550,039	-	1,282	-	(1,108)	548,931	10,960
	-	550,039	-	1,282	-	(1,108)	548,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	10,057,137	-	10,057,137	-

Collateralized Mortgage Obligations	1,000,938	-	1,000,938	-

Fixed-Income Funds	548,931	548,931	-	-

Money Market Funds	17,854,495	17,854,495	-	-
Total Investments in Securities:	29,461,501	18,403,426	11,058,075	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,069,598)	$11,058,075
Fidelity Central Funds (cost $17,854,495)	17,854,495
Other affiliated issuers (cost $550,039)	548,931

Total Investment in Securities (cost $29,474,132)		$29,461,501
Dividends receivable		1,282
Interest receivable		29,359
Distributions receivable from Fidelity Central Funds		36,733
Total assets		29,528,875
Liabilities
Payable for investments purchased
Regular delivery	$1,625,000
Delayed delivery	2,875,000
Distributions payable	35,500
Total liabilities		4,535,500
Net Assets		$24,993,375
Net Assets consist of:
Paid in capital		$25,000,000
Total accumulated earnings (loss)		(6,625)
Net Assets		$24,993,375
Net Asset Value, offering price and redemption price per share ($24,993,375 ÷ 500,000 shares)		$49.99
Statement of Operations
For the period February 10, 2026 (commencement of operations) through February 28, 2026 (Unaudited)
Investment Income
Dividends (including $1,282 earned from affiliated issuers)		$1,282
Interest		3,491
Income from Fidelity Central Funds		36,733
Total income		41,506
Expenses
Management fee	$6,417
Total expenses before reductions	6,417
Expense reductions	(6,417)
Net Investment income (loss)		41,506
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,523)
Affiliated issuers	(1,108)
Total change in net unrealized appreciation (depreciation)		(12,631)
Net gain (loss)		(12,631)
Net increase (decrease) in net assets resulting from operations		$28,875
Statement of Changes in Net Assets

For the period February 10, 2026 (commencement of operations) through February 28, 2026 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,506
Change in net unrealized appreciation (depreciation)	(12,631)
Net increase (decrease) in net assets resulting from operations	28,875
Distributions to shareholders	(35,500)

Share transactions
Proceeds from sales of shares	25,000,000

Net increase (decrease) in net assets resulting from share transactions	25,000,000
Total increase (decrease) in net assets	24,993,375

Net Assets
Beginning of period	-
End of period	$24,993,375

Other Information
Shares
Sold	500,000
Net increase (decrease)	500,000

Financial Highlights
Fidelity® CLO ETF

Six months ended February 28, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.083
Net realized and unrealized gain (loss)	(.022)
Total from investment operations	.061
Distributions from net investment income	(.071)
Total distributions	(.071)
Net asset value, end of period	$49.99
Total Return D,E,F	.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I
Expenses net of fee waivers, if any	- % I
Expenses net of all reductions, if any	-% I
Net investment income (loss)	3.19% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,993
Portfolio turnover rate J	0%

AFor the period February 10, 2026 (commencement of operations) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity CLO ETF (the Fund) is a non-diversified exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Asset backed securities and collateralized mortgage obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,747
Gross unrealized depreciation	(19,378)
Net unrealized appreciation (depreciation)	$(12,631)
Tax cost	$29,474,132

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity CLO ETF	11,619,640	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .45% of average net assets until January 31, 2027. For the period, management fees were reduced by $6,417.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity CLO ETF
At its November 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the fund's projected total expense ratio. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that the management fee and the projected total expenses of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost. or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through May 31, 2027.

1.9921388.100
CLO-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026